UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23429
HOMESTEAD FUNDS TRUST
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (zip code)
Danielle Sieverling
4301 Wilson Blvd.
Arlington, VA  22203
(Name and address of agent for service)
Copies to:
Amy Ward Pershkow, Esq.
Vedder Price P.C.
1401 New York Avenue
Washington, D.C. 20005
(Name and addresses of agent for service)
Registrant's telephone number, including area code:
800-258-3030
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Shareholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.
(b) Not Applicable.
Intermediate Bond Fund
HOIBX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Intermediate Bond Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.  You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/.  You can also request this information by contacting us at 800.258.3030.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Intermediate Bond Fund	$40	0.80%*
*	Annualized.
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2025.
Fund Net Assets	$133,695,183
Total Number of Portfolio Holdings	285
Portfolio Turnover	97%
Weighted Average Maturity (Years)	8.42
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
Mortgage-backed securities	30.1%
Corporate bonds—other	28.6%
U.S. government and agency obligations	19.7%
Asset-backed securities	10.1%
Yankee bonds	9.0%
Municipal bonds	1.1%
Corporate bonds—government guaranteed	0.0%
Short-term and other assets	1.4%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as its prospectus, financial information, holdings, statement of additional information and proxy voting information at https://www.homesteadadvisers.com/fund-literature/. You can also request this information free of charge by contacting us at 800.258.3030.
437771108

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7(a) of this Form N-CSR.

(b)        Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)  The Registrant’s Financial Statements are attached herewith.

(b)  The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Financial Statements and Other Information
June 30, 2025
Our Funds
Daily Income Fund (HDIXX)
Short-Term Government Securities Fund (HOSGX)
Short-Term Bond Fund (HOSBX)
Intermediate Bond Fund (HOIBX)
Stock Index Fund (HSTIX)
Value Fund (HOVLX)
Growth Fund (HNASX)
International Equity Fund (HISIX)
Small-Company Stock Fund (HSCSX)

Notes to Financial Statements	48
Changes In and Disagreements with Accountants	59
Proxy Disclosures	60
Remuneration Paid to Directors, Officers, and Others	61
Basis for the Board's Approval of Investment Advisory Contract	62
Appendix — S&P 500 Index Master Portfolio	63

Past performance does not guarantee future results.
Investors are advised to consider fund objectives, risks, charges and expenses before investing. The prospectus contains this and other information and should be read carefully before you invest. To obtain a prospectus, call 800.258.3030 or download a PDF at https://www.homesteadadvisers.com/fund-literature/.

Portfolio of Investments
Daily Income Fund  |  June 30, 2025  |  (Unaudited)

U.S. Government & Agency Obligations | 37.4% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Federal Farm Credit Bank	4.49%(a)	07/18/25	$1,000,000	$1,000,000
Federal Farm Credit Bank	4.57(a)	08/13/25	750,000	750,000
Federal Farm Credit Bank	4.58(a)	08/22/25	500,000	500,000
Federal Farm Credit Bank	4.60(a)	11/28/25	500,000	500,000
Federal Farm Credit Bank	4.60(a)	12/01/25	500,000	500,000
Federal Farm Credit Bank	4.59(a)	12/15/25	1,000,000	1,000,000
Federal Farm Credit Bank	4.59(a)	01/12/26	500,000	500,000
Federal Farm Credit Bank	4.59(a)	01/29/26	500,000	500,000
Federal Farm Credit Bank	4.53(a)	02/02/26	1,500,000	1,500,000
Federal Farm Credit Bank	4.53(a)	02/12/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.56(a)	03/12/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.53(a)	05/21/26	500,000	500,000
Federal Farm Credit Bank	4.54(a)	06/03/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.53(a)	08/07/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.58(a)	08/26/26	500,000	500,000
Federal Farm Credit Bank	4.58(a)	09/04/26	2,000,000	2,000,000
Federal Farm Credit Bank	4.58(a)	09/09/26	250,000	250,000
Federal Farm Credit Bank	4.38(a)	09/17/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.57(a)	10/06/26	2,000,000	2,000,000
Federal Farm Credit Bank	4.58(a)	10/15/26	1,000,000	1,000,000
Federal Farm Credit Bank	4.58(a)	11/18/26	1,500,000	1,500,000
Federal Farm Credit Bank	4.58(a)	12/02/26	500,000	500,000
Federal Farm Credit Bank	4.51(a)	12/07/26	2,000,000	2,000,000
Federal Farm Credit Bank	4.58(a)	12/09/26	500,000	500,000
Federal Farm Credit Bank	4.58(a)	12/30/26	500,000	500,000
Federal Farm Credit Bank	4.57(a)	01/27/27	500,000	500,000
Federal Farm Credit Bank	4.57(a)	02/03/27	500,000	500,000
Federal Farm Credit Bank	4.56(a)	02/10/27	1,500,000	1,500,000
Federal Farm Credit Bank	4.52(a)	03/11/27	3,000,000	3,000,000
Federal Farm Credit Bank	4.51(a)	03/24/27	1,000,000	1,000,000
Federal Farm Credit Bank	4.56(a)	05/06/27	1,000,000	1,000,000
Federal Farm Credit Bank	4.55(a)	05/13/27	2,000,000	2,000,000
Federal Farm Credit Bank	4.55(a)	05/14/27	1,000,000	1,000,000
Federal Farm Credit Bank	4.54(a)	05/27/27	1,000,000	1,000,000
Federal Home Loan Bank	4.58(a)	07/24/25	1,000,000	1,000,000
Federal Home Loan Bank	4.60(a)	08/08/25	770,000	769,994
Federal Home Loan Bank	4.58(a)	08/22/25	500,000	500,000
Federal Home Loan Bank	4.52(a)	09/19/25	1,000,000	1,000,000
Federal Home Loan Bank	4.59(a)	12/08/25	2,000,000	2,000,000
Federal Home Loan Bank	4.59(a)	12/11/25	750,000	750,000
Federal Home Loan Bank	4.57(a)	02/09/26	500,000	500,000
Federal Home Loan Bank	4.54(a)	05/13/26	500,000	500,000
Federal Home Loan Bank	4.58(a)	09/24/26	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.	4.54(a)	02/09/26	1,500,000	1,500,000
Federal Home Loan Mortgage Corp.	4.58(a)	09/04/26	500,000	500,000
Federal Home Loan Mortgage Corp.	4.58(a)	10/29/26	500,000	500,000
Federal Home Loan Mortgage Corp.	4.57(a)	04/23/27	1,000,000	1,000,000
Federal National Mortgage Assoc.	4.54(a)	06/18/26	500,000	500,000
Federal National Mortgage Assoc.	4.58(a)	08/21/26	1,500,000	1,500,000
Federal National Mortgage Assoc.	4.58(a)	09/11/26	500,000	500,000
Federal National Mortgage Assoc.	4.58(a)	10/23/26	1,500,000	1,500,000
Federal National Mortgage Assoc.	4.58(a)	12/11/26	500,000	500,000
U.S. Treasury Bill	4.67	07/10/25	5,500,000	5,493,976
U.S. Treasury Bill	4.30	07/17/25	5,000,000	4,990,611
U.S. Treasury Bill	4.34	09/30/25	4,000,000	3,957,331
U.S. Treasury Bill	4.23	10/02/25	5,000,000	4,949,031
U.S. Treasury Bill	4.09	10/09/25	1,000,000	989,022
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Daily Income Fund  |  June 30, 2025  |  (Unaudited)  |  (Continued)
U.S. Government & Agency Obligations | 37.4% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
U.S. Treasury Bill	4.20%	10/16/25	$2,500,000	$2,469,832
U.S. Treasury Bill	4.34	10/21/25	4,000,000	3,947,516
U.S. Treasury Bill	4.24	10/30/25	2,500,000	2,465,573
U.S. Treasury Bill	4.12	03/19/26	500,000	485,700
U.S. Treasury Bill	4.11	04/16/26	500,000	484,185
U.S. Treasury Note	0.25	09/30/25	2,500,000	2,475,569
U.S. Treasury Note	4.44(a)	04/30/27	1,000,000	1,000,256
Total U.S. Government & Agency Obligations
(Cost $84,228,596)				84,228,596
Money Market Fund | 9.3% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.27(b)		21,023,590	21,023,590
Total Money Market Fund
(Cost $21,023,590)				21,023,590
Repurchase Agreements | 53.3%
			Face Amount
Banco Santander SA, dated 06/27/25, repurchase value $20,007,250 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations at $20,135,599, 3.00%-6.00%, 05/01/2049-11/01/2053)	4.35	07/03/25	20,000,000	20,000,000
BNP Paribas Fortis SA, dated 06/25/25, repurchase value $20,012,083 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations at $20,346,694, 1.00%-7.38%, 03/25/2026-06/01/2055)	4.35	07/02/25	20,000,000	20,000,000
Credit Agricole Corporate & Investment Bank SA, dated 06/24/25, repurchase value $20,014,500 (collateralized by domestic agency mortgage-backed securities at $20,371,530, 1.25%-3.88%, 12/25/2030-09/25/2032)	4.35	07/01/25	20,000,000	20,000,000
ING Financial Markets LLC, dated 06/24/25, repurchase value $20,014,467 (collateralized by U.S. Treasury obligations at $20,400,052, 0.00%, 8/5/2025)	4.34	07/01/25	20,000,000	20,000,000
RBC Dominion Securities Inc., dated 06/30/25, repurchase value $20,000,000 (collateralized by U.S. government sponsored agency obligations at $20,396,468, 2.50%-5.45%, 01/20/2052-02/20/2055)	4.38	07/07/25	20,000,000	20,000,000
Toronto-Dominion Bank, dated 06/25/25, repurchase value $20,012,083 (collateralized by U.S. Treasury obligations at $20,285,561, 4.50%-4.63%, 05/31/2029-09/30/2030)	4.35	07/02/25	20,000,000	20,000,000
Total Repurchase Agreements (Cost $120,000,000)				120,000,000
Total Investments in Securities
(Cost $225,252,186) | 100.0%				$225,252,186
(a)	Variable coupon rate as of June 30, 2025.
(b)	7-day yield at June 30, 2025.
SA -Sociedad Anonima or Societe Anonyme
LLC -Limited Liability Company
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
Short-Term Government Securities Fund  |  June 30, 2025  |  (Unaudited)

U.S. Government & Agency Obligations | 57.1% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Export-Import Bank of the U.S.	2.54%	07/13/25	$12,081	$12,073
Export-Import Bank of the U.S.	2.63	04/29/26	41,666	41,278
Export-Import Bank of the U.S.	2.33	01/14/27	78,750	76,073
Export-Import Bank of the U.S.	2.37	03/19/27	212,318	207,402
Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	150,000	139,813
U.S. Department of Housing & Urban Development	5.77	08/01/26	46,000	46,064
U.S. International Development Finance Corp.	0.00(a)	07/17/25	1,000,000	1,030,824
U.S. International Development Finance Corp.	0.00(a)	01/17/26	700,000	785,705
U.S. International Development Finance Corp.	1.11	05/15/29	571,429	536,270
U.S. International Development Finance Corp.	2.36	10/15/29	1,094,616	1,054,045
U.S. International Development Finance Corp.	1.05	10/15/29	1,094,616	1,026,182
U.S. International Development Finance Corp.	1.24	08/15/31	1,013,513	926,183
U.S. Treasury Note	3.88	03/31/27	6,295,000	6,304,836
U.S. Treasury Note	3.75	04/30/27	865,000	864,865
U.S. Treasury Note	3.88	06/15/28	12,445,000	12,511,114
U.S. Treasury Note	4.00	05/31/30	7,535,000	7,607,995
Total U.S. Government & Agency Obligations
(Cost $33,157,043)				33,170,722

Mortgage-Backed Securities | 25.9% of portfolio

FHLMC 25-HQA1 (b)	5.26(c)	02/25/45	81,250	81,123
GNMA 14-125	2.90(c)	11/16/54	750,000	672,882
GNMA 2025-25	4.50	02/20/54	611,504	598,177
GNMA 2025-89	5.00	11/20/53	603,721	604,814
GNMA 21-8	1.00	01/20/50	428,325	334,153
GNMA 22-177	5.00	05/20/48	1,006,042	1,025,374
GNMA 23-128	5.75	08/20/47	404,621	407,875
GNMA 23-22EA	5.00	09/20/49	460,020	461,782
GNMA 23-22EC	5.00	01/20/51	389,861	394,683
GNMA 23-4	5.00	07/20/49	296,337	298,544
GNMA 23-59	5.00	11/20/41	322,697	323,682
GNMA 23-84KA	5.50	06/20/42	184,358	186,211
GNMA 24-1	5.50	08/20/48	469,434	472,556
GNMA 24-103	4.50	06/20/54	707,410	697,290
GNMA 24-11	5.00	09/20/50	303,532	303,009
GNMA 24-110	4.50	07/20/50	718,445	714,647
GNMA 24-111	5.00	08/20/51	444,503	446,993
GNMA 24-43	5.50	08/20/48	676,148	681,962
GNMA 24-51	5.00	04/20/62	103,829	104,080
GNMA 24-59	5.50	01/20/51	522,219	528,482
GNMA 24-79	4.00	01/20/49	848,427	834,881
GNMA 25-28	5.00	08/20/53	966,714	971,979
GNMA 25-29	5.00	03/20/54	495,557	501,928
GNMA 786428	4.00	06/20/52	895,502	831,327
GNMA 786576	4.50	09/20/52	181,492	174,700
GNMA 787194	7.50	12/20/53	74,567	77,231
GNMA 787238	7.50	02/20/54	142,865	147,970
GNMA 787291	7.50	03/20/54	444,114	459,983
GNMA 787343	7.50	04/20/54	241,017	249,629
GNMA CK0445	4.00	02/15/52	292,127	273,480
GNMA CV1215	7.00	07/20/53	37,969	39,162
GNMA CW8493	8.00	11/20/53	18,629	19,385
GNMA CW8495	7.50	11/20/53	62,998	65,252
GNMA CZ5438	7.00	01/20/54	62,047	64,033
GNMA II POOL 786948	7.00	09/20/53	87,855	90,668
GNMA MA8017	2.50	05/20/37	478,687	442,360
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Short-Term Government Securities Fund  |  June 30, 2025  |
(Unaudited)  |  (Continued)
Mortgage-Backed Securities | 25.9% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
GNMA MA8880	6.00%	05/20/53	$65,396	$66,786
GNMA MA8917	5.00	06/20/38	364,698	366,905
Total Mortgage-Backed Securities
(Cost $14,985,568)				15,015,978
Asset-Backed Securities | 5.6% of portfolio

Affirm Master Trust 25-1AA (b)	4.99	02/15/33	200,000	201,536
Avant Loans Funding Trust 25-REV1 (b)	5.12	05/15/34	150,000	150,449
Chase Auto Owner Trust 24-2A (b)	5.52	06/25/29	150,000	152,314
CPS Auto Trust 25-A (b)	5.02	07/16/29	120,000	120,669
Frontier Issuer 23-1A (b)	6.60	08/20/53	450,000	457,111
GLS Auto Select Receivables Trust 24-1A (b)	5.24	03/15/30	136,126	136,903
GLS Auto Select Receivables Trust 25-1A (b)	4.71	04/15/30	148,755	149,086
Gracie Point International Funding 23-2A (b)	6.60(c)	03/01/27	16,165	16,191
GreatAmerica Leasing Receivables Funding 24-2 (b)	5.02	05/15/31	200,000	203,447
Progress Residential Trust 25-SFR1 (b)	3.65(c)	02/17/42	100,000	94,471
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	83,276	83,412
SoFi Consumer Loan Program Trust 25-1B (b)	5.12	02/27/34	200,000	201,965
Subway Funding LLC 24-1A (b)	6.03	07/30/54	149,250	151,772
T-Mobile US Trust 22-1A (b)	4.91	05/22/28	38,533	38,559
Toyota Lease Owner Trust 25-A (b)	4.75	02/22/28	250,000	252,117
Tricon Residential 24-SFR4 (b)	4.30	11/17/41	99,731	98,300
Verizon Master Trust 25-1	4.94	01/21/31	122,000	123,082
Volkswagen Auto Loan Enhanced Trust 24-1	4.63	07/20/29	150,000	151,548
Westgate Resorts 22-1A (b)	2.29	08/20/36	53,571	53,275
Westlake Automobile Receivables Trust 24-1A (b)	5.55	11/15/27	250,000	251,253
Westlake Automobile Receivables Trust 25-1A (b)	4.98	09/16/30	150,000	151,128
Total Asset-Backed Securities
(Cost $3,189,562)				3,238,588

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 4.5% of portfolio

Consumer Discretionary | Less than 0.1%
Ethiopian Leasing (2012) LLC	2.68	07/30/25	4,908	4,901
Total Consumer Discretionary				4,901
Energy | 2.6%
Petroleos Mexicanos	2.46	12/15/25	86,750	84,555
Reliance Industries Ltd.	2.06	01/15/26	540,800	536,132
Reliance Industries Ltd.	1.87	01/15/26	696,842	690,566
Reliance Industries Ltd.	2.44	01/15/26	218,947	217,664
Total Energy				1,528,917
Financials | 1.9%
CES MU2 LLC	1.99	05/13/27	676,105	656,625
Export Lease Eleven Co. LLC	4.82(c)	07/30/25	4,859	4,859
HNA 2015 LLC	2.29	06/30/27	99,469	96,177
HNA 2015 LLC	2.37	09/18/27	62,630	60,700
Rimon LLC	2.45	11/01/25	22,500	22,403
Salmon River Export LLC	2.19	09/15/26	150,928	148,072
Sandalwood 2013 LLC	2.84	07/10/25	19,310	19,301
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Short-Term Government Securities Fund  |  June 30, 2025  |
(Unaudited)  |  (Continued)
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 4.5% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Financials | 1.9% (Continued)
Sandalwood 2013 LLC	2.82%	02/12/26	$65,414	$65,098
Total Financials				1,073,235
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $2,653,815)				2,607,053
Corporate Bonds–Other | 4.4% of portfolio

Consumer Discretionary | 0.2%
United Airlines 2019-2AA PT	2.70	05/01/32	151,378	135,260
Total Consumer Discretionary				135,260
Financials | 2.9%
American Express Co.	5.10(c)	02/16/28	200,000	202,265
Athene Global Funding (b)	5.52	03/25/27	200,000	203,324
Blue Owl Credit Income Corp.	3.13	09/23/26	250,000	243,136
Blue Owl Technology Finance Corp. (b)	6.10	03/15/28	150,000	150,813
Discover Bank	4.65	09/13/28	250,000	251,321
Goldman Sachs Group, Inc.	5.22(c)	04/23/31	200,000	205,034
Morgan Stanley	5.16(c)	04/20/29	250,000	254,900
Wells Fargo & Co.	5.57(c)	07/25/29	200,000	206,511
Total Financials				1,717,304
Utilities | 1.3%
American Water Capital Corp.	2.80	05/01/30	200,000	185,816
Metropolitan Edison Co. (b)	5.20	04/01/28	150,000	153,010
PacifiCorp	5.10	02/15/29	200,000	203,898
Southern California Edison Co.	3.65	03/01/28	200,000	194,447
Total Utilities				737,171
Total Corporate Bonds–Other
(Cost $2,550,371)				2,589,735
Money Market Fund | 2.5% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.27(d)		1,431,276	1,431,276
Total Money Market Fund
(Cost $1,431,276)				1,431,276
Total Investments in Securities
(Cost $57,967,635) | 100.0%				$58,053,352
(a)	Zero coupon rate, purchased at a discount.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $3,468,816 and represents 6.0% of total investments.
(c)	Variable coupon rate as of June 30, 2025.
(d)	7-day yield at June 30, 2025.
FHLMC -Federal Home Loan Mortgage Corporation
LLC -Limited Liability Company
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments
Short-Term Bond Fund  |  June 30, 2025  |  (Unaudited)

Corporate Bonds–Other | 35.3% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Communication Services | 0.1%
Comcast Corp.	4.55%	01/15/29	$500,000	$505,552
Total Communication Services				505,552
Consumer Discretionary | 5.3%
Daimler Trucks Financial N.A. LLC (a)	5.00	01/15/27	915,000	923,801
Daimler Trucks Financial N.A. LLC (a)	5.13	09/25/27	1,110,000	1,125,858
Daimler Trucks Financial N.A. LLC (a)	4.95	01/13/28	3,100,000	3,137,878
Daimler Trucks Financial N.A. LLC (a)	5.13	09/25/29	890,000	906,947
Ford Motor Credit Co. LLC	4.27	01/09/27	915,000	901,849
Ford Motor Credit Co. LLC	2.90	02/10/29	883,000	802,888
Hyundai Capital America (a)	5.30	03/19/27	745,000	753,159
Hyundai Capital America (a)	4.30	09/24/27	1,160,000	1,150,594
Hyundai Capital America (a)	5.00	01/07/28	2,210,000	2,226,854
Hyundai Capital America (a)	5.60	03/30/28	1,035,000	1,059,746
Hyundai Capital America (a)	5.35	03/19/29	465,000	473,432
Hyundai Capital America (a)	5.80	04/01/30	1,360,000	1,411,169
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	1,365,000	1,209,112
Toyota Motor Credit Corp.	4.55	08/09/29	440,000	443,527
United Airlines 2019-2AA PT	2.70	05/01/32	2,974,576	2,657,867
Volkswagen Group of America Finance LLC (a)	4.90	08/14/26	440,000	440,762
Volkswagen Group of America Finance LLC (a)	5.30	03/22/27	930,000	938,367
Volkswagen Group of America Finance LLC (a)	4.85	08/15/27	440,000	440,257
Volkswagen Group of America Finance LLC (a)	5.25	03/22/29	1,395,000	1,411,414
Total Consumer Discretionary				22,415,481
Consumer Staples | 1.2%
7-Eleven, Inc. (a)	0.95	02/10/26	800,000	782,329
Bimbo Bakeries USA Inc. (a)	6.05	01/15/29	695,000	726,490
Philip Morris International Inc.	5.13	11/17/27	805,000	821,103
Philip Morris International Inc.	4.88	02/15/28	1,060,000	1,077,852
Philip Morris International Inc.	1.75	11/01/30	1,820,000	1,586,061
Total Consumer Staples				4,993,835
Energy | 2.4%
Kinder Morgan, Inc.	5.15	06/01/30	885,000	903,603
Energy Transfer LP	5.20	04/01/30	1,330,000	1,359,654
Enterprise Products Operating LLC	4.30	06/20/28	3,090,000	3,103,976
Glencore Funding LLC (a)	4.91	04/01/28	1,325,000	1,338,491
Phillips 66 Co.	4.95	12/01/27	1,780,000	1,807,740
Targa Resources Corp.	4.90	09/15/30	440,000	443,714
Valero Energy Corp.	5.15	02/15/30	1,095,000	1,116,659
Total Energy				10,073,837
Financials | 16.6%
American Express Co.	5.10(b)	02/16/28	1,750,000	1,769,819
Antares Holdings LP (a)	3.95	07/15/26	335,000	329,531
Antares Holdings LP (a)	2.75	01/15/27	1,000,000	959,601
Athene Global Funding (a)	4.95	01/07/27	1,325,000	1,333,836
Athene Global Funding (a)	5.52	03/25/27	1,960,000	1,992,572
Athene Global Funding (a)	5.58	01/09/29	805,000	827,465
Athene Global Funding (a)	5.38	01/07/30	820,000	838,462
Bank of America Corp.	4.98(b)	01/24/29	1,455,000	1,475,754
Blue Owl Credit Income Corp.	3.13	09/23/26	2,135,000	2,076,380
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Short-Term Bond Fund  |  June 30, 2025  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 35.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Financials | 16.6% (Continued)
Blue Owl Technology Finance Corp. (a)	6.10%	03/15/28	$1,260,000	$1,266,826
Capital One, N.A.	5.97(b)	08/09/28	1,080,000	1,106,525
Citigroup Inc.	5.17(b)	02/13/30	4,505,000	4,596,152
CNO Global Funding (a)	4.95	09/09/29	440,000	444,515
Corebridge Global Funding (a)	4.90	01/07/28	440,000	446,612
Discover Bank	4.65	09/13/28	1,110,000	1,115,867
Fifth Third Bancorp	6.34(b)	07/27/29	1,000,000	1,053,301
GA Global Funding Trust (a)	2.25	01/06/27	2,370,000	2,288,176
General Motors Financial Company, Inc.	5.35	01/07/30	3,100,000	3,137,757
Goldman Sachs Group, Inc.	4.22(b)	05/01/29	3,750,000	3,728,623
Goldman Sachs Group, Inc.	5.73(b)	04/25/30	1,340,000	1,394,879
Goldman Sachs Group, Inc.	5.21(b)	01/28/31	885,000	905,716
Goldman Sachs Group, Inc.	5.22(b)	04/23/31	795,000	815,011
Huntington National Bank (The)	4.87(b)	04/12/28	890,000	895,570
J.P. Morgan Chase & Co.	6.09(b)	10/23/29	820,000	861,867
J.P. Morgan Chase & Co.	5.14(b)	01/24/31	1,095,000	1,122,899
J.P. Morgan Chase & Co.	5.10(b)	04/22/31	440,000	450,914
M&T Bank Corp.	4.76(b)	07/06/28	1,320,000	1,329,159
M&T Bank Corp.	4.83(b)	01/16/29	440,000	443,609
M&T Bank Corp.	7.41(b)	10/30/29	1,800,000	1,952,202
M&T Bank Corp.	5.18(b)	07/08/31	440,000	447,289
Morgan Stanley	5.16(b)	04/20/29	2,340,000	2,385,864
Morgan Stanley	5.23(b)	01/15/31	660,000	675,637
Morgan Stanley Bank N.A.	4.95(b)	01/14/28	3,435,000	3,462,666
Oaktree Specialty Lending Corp.	6.34	02/27/30	1,060,000	1,050,360
Owl Rock Technology Finance Corp.	2.50	01/15/27	632,000	605,544
PNC Financial Services Group Inc. (The)	5.58(b)	06/12/29	465,000	481,564
PNC Financial Services Group Inc. (The)	5.22(b)	01/29/31	885,000	908,245
Regions Financial Corp.	5.72(b)	06/06/30	1,090,000	1,125,755
RGA Global Funding (a)	6.00	11/21/28	1,136,000	1,191,565
Santander Holdings USA, Inc.	2.49(b)	01/06/28	1,000,000	968,021
Santander Holdings USA, Inc.	6.50(b)	03/09/29	460,000	479,630
Santander Holdings USA, Inc.	5.47(b)	03/20/29	3,475,000	3,533,303
Truist Financial Corp.	5.44(b)	01/24/30	2,440,000	2,513,133
Wells Fargo & Co.	4.97(b)	04/23/29	1,075,000	1,090,042
Wells Fargo & Co.	5.57(b)	07/25/29	5,090,000	5,255,718
Wells Fargo & Co.	6.30(b)	10/23/29	465,000	491,453
Wells Fargo & Co.	5.24(b)	01/24/31	875,000	897,608
Wells Fargo & Co.	2.57(b)	02/11/31	1,421,000	1,301,802
Total Financials				69,824,799
Health Care | 1.3%
AbbVie Inc.	4.80	03/15/29	455,000	463,922
AstraZeneca Finance LLC	4.85	02/26/29	1,365,000	1,395,897
Bayer US Finance LLC (a)	6.25	01/21/29	1,144,000	1,201,282
HCA Inc.	5.00	03/01/28	445,000	451,611
Pfizer Investment Enterprises Pte Ltd.	4.45	05/19/28	885,000	892,090
Solventum Corp.	5.40	03/01/29	915,000	942,236
Total Health Care				5,347,038
Industrials | 2.9%
American Airlines Group Inc.	3.60	03/22/29	2,239,965	2,179,247
American Airlines Group Inc.	3.25	04/15/30	2,651,651	2,485,016
American Airlines Group Inc.	3.95	01/11/32	775,000	730,567
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Short-Term Bond Fund  |  June 30, 2025  |  (Unaudited)  |  (Continued)
Corporate Bonds–Other | 35.3% of portfolio (Continued)
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Industrials | 2.9% (Continued)
BNSF Railway Co. (a)	3.44%	06/16/28	$685,631	$660,025
Boeing Co. (The)	6.26	05/01/27	225,000	231,483
Boeing Co. (The)	6.30	05/01/29	225,000	237,859
ERAC USA Finance LLC (a)	4.60	05/01/28	925,000	935,747
Federal Express Corp. 20-1	1.88	02/20/34	1,928,049	1,664,691
John Deere Capital Corp.	4.95	07/14/28	915,000	937,458
Regal Rexnord Corp.	6.05	02/15/26	370,000	372,139
Regal Rexnord Corp.	6.05	04/15/28	460,000	474,022
United Rentals (North America) Inc. (a)	6.00	12/15/29	1,105,000	1,131,719
Total Industrials				12,039,973
Information Technology | 0.8%
Avnet Inc.	6.25	03/15/28	610,000	633,931
Micron Technology, Inc.	5.33	02/06/29	2,210,000	2,262,270
Oracle Corp.	4.80	08/03/28	440,000	447,230
Total Information Technology				3,343,431
Materials | 0.2%
Celanese US Holdings LLC	6.42	07/15/27	846,000	876,104
Total Materials				876,104
Utilities | 4.5%
American Water Capital Corp.	2.80	05/01/30	2,830,000	2,629,295
CenterPoint Energy Houston Electric LLC	5.20	10/01/28	1,850,000	1,907,106
Consumers Energy Co.	4.60	05/30/29	456,000	460,687
Metropolitan Edison Co. (a)	5.20	04/01/28	1,330,000	1,356,690
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	440,000	446,053
OGE Energy Corp.	5.45	05/15/29	445,000	460,667
Oncor Electric Delivery Company LLC (a)	4.50	03/20/27	1,320,000	1,326,518
Pacific Gas & Electric Co.	4.55	07/01/30	1,390,000	1,356,672
PacifiCorp	5.10	02/15/29	2,305,000	2,349,917
PSEG Power LLC (a)	5.20	05/15/30	2,275,000	2,321,511
San Diego Gas & Electric Co.	4.95	08/15/28	1,400,000	1,429,396
Southern California Edison Co.	3.65	03/01/28	2,160,000	2,100,030
Southern California Edison Co.	5.30	03/01/28	440,000	445,596
Wisconsin Electric Power Co.	5.00	05/15/29	445,000	456,443
Total Utilities				19,046,581
Total Corporate Bonds–Other
(Cost $146,238,577)				148,466,631
U.S. Government & Agency Obligations | 21.9% of portfolio

Federal Farm Credit Banks Funding Corp.	2.25	01/14/30	1,423,000	1,326,362
U.S. International Development Finance Corp.	2.36	10/15/29	462,475	445,334
U.S. International Development Finance Corp.	1.05	10/15/29	664,979	623,406
U.S. Treasury Note	3.88	03/31/27	40,854,000	40,917,834
U.S. Treasury Note	3.88	05/31/27	1,592,000	1,595,731
U.S. Treasury Note	3.75	05/15/28	23,118,000	23,152,316
U.S. Treasury Note	3.88	06/15/28	20,530,000	20,639,066
U.S. Treasury Note	4.00	05/31/30	3,484,000	3,517,751
Total U.S. Government & Agency Obligations
(Cost $91,845,865)				92,217,800

Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Short-Term Bond Fund  |  June 30, 2025  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 15.3% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Affirm Master Trust 25-1AA (a)	4.99%	02/15/33	$1,185,000	$1,194,101
Affirm Master Trust 25-1AB (a)	5.13	02/15/33	450,000	452,917
Avant Loans Funding Trust 24-REV1 (a)	5.92	10/15/33	1,325,000	1,340,045
Avant Loans Funding Trust 25-REV1 (a)	5.12	05/15/34	1,060,000	1,063,170
Capital One Prime Auto Receivables Trust 24-1	4.62	07/16/29	600,000	603,792
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	1,130,000	1,136,589
Chase Auto Owner Trust 24-2A (a)	5.52	06/25/29	950,000	964,659
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	484,946	464,642
CoreVest American Finance 20-4 (a)	1.17	12/15/52	316,484	312,933
CoreVest American Finance 21-1 (a)	1.57	04/15/53	692,807	675,723
CoreVest American Finance 21-3 (a)	2.49	10/15/54	2,480,000	2,411,085
CPS Auto Trust 25-A (a)	5.02	07/16/29	800,000	804,457
Daimler Trucks Retail Trust 24-1	5.56	07/15/31	1,675,000	1,711,826
Exeter Select Automobile Receivables Trust 2025-1	4.69	04/15/30	1,105,000	1,109,561
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	952,247	947,613
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	930,000	931,883
Ford Credit Auto Owner Trust 24-D	4.61	08/15/29	500,000	505,004
Frontier Issuer 23-1A (a)	6.60	08/20/53	3,400,000	3,453,731
Frontier Issuer 23-1B (a)	8.30	08/20/53	2,340,000	2,415,255
FRTKL 21-SFR1 (a)	1.57	09/17/38	970,000	934,605
GLS Auto Receivables Trust 25-1A (a)	4.98	07/16/29	1,105,000	1,112,625
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	503,665	506,541
GLS Auto Select Receivables Trust 25-1A (a)	4.71	04/15/30	1,408,210	1,411,352
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	1,810,000	1,815,443
Gracie Point International Funding 23-2A (a)	6.60(b)	03/01/27	143,061	143,289
Gracie Point International Funding 24-1A (a)	6.12(b)	03/01/28	2,045,000	2,048,796
GreatAmerica Leasing Receivables Funding 24-2 (a)	5.02	05/15/31	1,995,000	2,029,380
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	3,180,000	3,207,261
John Deere Owner Trust 23-A	5.01	11/15/27	636,445	638,364
John Deere Owner Trust 23-B	5.18	03/15/28	548,652	551,583
Mercedes-Benz Auto Lease Trust 24-B	4.22	06/17/30	550,000	549,070
NP SPE II LLC 17-1 (a)	3.37	10/21/47	170,934	167,083
Oportun Funding 21-B (a)	1.47	05/08/31	810,592	790,729
Oscar US Funding Trust 24-1 (a)	5.54	02/10/28	1,885,000	1,900,687
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	1,295,613	1,256,265
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	885,631	864,155
Progress Residential Trust 25-SFR1 (a)	3.65(b)	02/17/42	840,000	793,560
Santander Drive Auto Receivables Trust 24-1	5.23	12/15/28	685,000	688,996
Santander Drive Auto Receivables Trust 24-2	5.63	11/15/28	675,000	678,542
Santander Drive Auto Receivables Trust 28	5.25	04/17/28	437,199	437,915
SBA Tower Trust (a)	6.60	01/15/28	775,000	796,443
SCE Recovery Funding LLC	0.86	11/15/31	1,174,401	1,043,471
SoFi Consumer Loan Program Trust 25-1B (a)	5.12	02/27/34	1,330,000	1,343,067
SoFi Consumer Loan Program Trust 25-1C (a)	5.42	02/27/34	665,000	674,198
Subway Funding LLC 24-1A (a)	6.03	07/30/54	487,550	495,788
SVC ABS LLC 23-1A (a)	5.15	02/20/53	454,634	451,009
Switch ABS Issuer, LLC (a)	5.04	03/25/55	1,090,000	1,075,201
Tesla Sustainable Energy Trust 24-1A (a)	5.08	06/21/50	1,517,702	1,522,776
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	457,254	457,564
Toyota Lease Owner Trust 25-A (a)	4.75	02/22/28	2,090,000	2,107,696
Tricon Residential 24-SFR4 (a)	4.30	11/17/41	708,089	697,929
Verizon Master Trust 25-1	4.94	01/21/31	1,800,000	1,815,960
Volkswagen Auto Lease Trust 24-A	5.21	06/21/27	785,000	791,991
Volkswagen Auto Loan Enhanced Trust 24-1	4.63	07/20/29	940,000	949,698
Westgate Resorts 22-1A (a)	2.29	08/20/36	250,000	248,615
Westgate Resorts 24-1A (a)	6.06	01/20/38	967,120	979,916
Westgate Resorts 24-1B (a)	6.56	01/20/38	803,454	814,402
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Short-Term Bond Fund  |  June 30, 2025  |  (Unaudited)  |  (Continued)
Asset-Backed Securities | 15.3% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Westlake Automobile Receivables Trust 24-1A (a)	5.55%	11/15/27	$1,020,000	$1,025,113
Westlake Automobile Receivables Trust 25-1A (a)	4.98	09/16/30	1,820,000	1,833,692
Total Asset-Backed Securities
(Cost $63,655,845)				64,149,756
Mortgage-Backed Securities | 14.2% of portfolio

FHLMC 25-HQA1 (a)	5.26(b)	02/25/45	702,813	701,716
FHLMC 780754	7.38(b)	08/01/33	302	308
FNMA 813842	6.26(b)	01/01/35	1,261	1,292
GNMA 14-125	2.90(b)	11/16/54	3,625,000	3,252,264
GNMA 2025-25	4.50	02/20/54	4,520,551	4,422,029
GNMA 2025-89	5.00	11/20/53	4,480,506	4,488,616
GNMA 21-8	1.00	01/20/50	1,617,067	1,261,538
GNMA 22-177	5.00	05/20/48	4,142,118	4,221,710
GNMA 23-128	5.75	08/20/47	1,446,520	1,458,155
GNMA 23-22EA	5.00	09/20/49	1,756,744	1,763,473
GNMA 23-22EC	5.00	01/20/51	964,257	976,184
GNMA 23-4	5.00	07/20/49	542,296	546,335
GNMA 23-59	5.00	11/20/41	1,003,051	1,006,110
GNMA 23-84KA	5.50	06/20/42	1,229,052	1,241,407
GNMA 24-1	5.50	08/20/48	3,178,068	3,199,206
GNMA 24-103	4.50	06/20/54	3,414,432	3,365,587
GNMA 24-11	5.00	09/20/50	1,335,542	1,333,241
GNMA 24-110	4.50	07/20/50	1,786,534	1,777,089
GNMA 24-111	5.00	08/20/51	1,173,487	1,180,062
GNMA 24-43	5.50	08/20/48	1,690,371	1,704,904
GNMA 24-51	5.00	04/20/62	640,776	642,319
GNMA 24-59	5.50	01/20/51	3,817,823	3,863,613
GNMA 24-79	4.00	01/20/49	1,488,989	1,465,217
GNMA 25-28	5.00	08/20/53	3,837,855	3,858,757
GNMA 25-29	5.00	03/20/54	1,967,362	1,992,655
GNMA 25-34	5.00	06/20/53	2,175,098	2,195,846
GNMA 786576	4.50	09/20/52	889,311	856,031
GNMA 787194	7.50	12/20/53	308,707	319,738
GNMA 787238	7.50	02/20/54	325,018	336,631
GNMA 787291	7.50	03/20/54	1,025,015	1,061,640
GNMA 787343	7.50	04/20/54	465,966	482,616
GNMA CK0445	4.00	02/15/52	2,048,541	1,917,775
GNMA CV1215	7.00	07/20/53	259,546	267,705
GNMA CW8493	8.00	11/20/53	46,339	48,220
GNMA CW8494	7.50	11/20/53	208,129	215,576
GNMA CW8495	7.50	11/20/53	149,935	155,299
GNMA CZ5438	7.00	01/20/54	124,142	128,115
GNMA MA8017	2.50	05/20/37	1,183,952	1,094,105
GNMA MA8917	5.00	06/20/38	815,242	820,174
Total Mortgage-Backed Securities
(Cost $59,448,630)				59,623,258

Yankee Bonds | 12.0% of portfolio

Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	1,832,000	1,738,539
Banco Bilbao Vizcaya Argentaria SA	5.38	03/13/29	1,400,000	1,441,758
Bank of Montreal	5.00(b)	01/27/29	1,345,000	1,366,779
Bank of New Zealand (a)	5.70(b)	01/28/35	2,245,000	2,293,142
Barclays PLC	5.67(b)	03/12/28	1,360,000	1,385,794
Barclays PLC	5.09(b)	02/25/29	2,165,000	2,191,905
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Short-Term Bond Fund  |  June 30, 2025  |  (Unaudited)  |  (Continued)
Yankee Bonds | 12.0% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Barclays PLC	5.37%(b)	02/25/31	$1,325,000	$1,353,470
Danske Bank AS (a)	5.02(b)	03/04/31	1,320,000	1,334,960
Delta and SkyMiles IP Ltd. (a)	4.50	10/20/25	130,000	129,685
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	3,000,000	3,006,957
Electricite de France SA (a)	5.70	05/23/28	500,000	515,055
Electricite de France SA (a)	5.65	04/22/29	2,230,000	2,313,519
Enel Finance International NV (a)	5.13	06/26/29	445,000	453,284
HSBC Holdings PLC	5.24(b)	05/13/31	1,080,000	1,099,642
Hyundai Capital Services Inc. (a)	5.13	02/05/27	2,305,000	2,322,967
Hyundai Capital Services Inc. (a)	5.25	01/22/28	1,540,000	1,560,957
ING Groep NV	5.34(b)	03/19/30	1,065,000	1,092,084
Korea Expressway Corp. (a)	5.00	05/14/27	2,165,000	2,198,668
Korea National Oil Corp. (a)	4.75	04/03/26	500,000	501,373
LG Energy Solution, Ltd. (a)	5.25	04/02/28	1,325,000	1,329,125
Magna International Inc.	5.05	03/14/29	2,215,000	2,259,109
Nationwide Building Society (a)	2.97(b)	02/16/28	1,500,000	1,464,635
Petroleos Mexicanos	5.35	02/12/28	1,200,000	1,152,290
Petroleos Mexicanos	6.84	01/23/30	700,000	676,266
Roche Holdings Inc. (a)	5.34	11/13/28	2,536,000	2,632,122
Santander UK Group Holdings PLC	6.53(b)	01/10/29	1,005,000	1,048,938
Saudi Arabian Oil Co. (a)	4.75	06/02/30	4,430,000	4,451,649
Snam S.p.A. (a)	5.00	05/28/30	1,775,000	1,789,156
Societe Generale (a)	5.52(b)	01/19/28	1,155,000	1,169,300
Societe Generale (a)	5.25(b)	05/22/29	445,000	450,433
Societe Generale (a)	5.63(b)	01/19/30	455,000	465,544
Standard Chartered PLC (a)	5.55(b)	01/21/29	440,000	449,433
Toronto-Dominion Bank (The)	5.15(b)	09/10/34	2,220,000	2,226,371
Var Energi ASA (a)	7.50	01/15/28	595,000	629,783
Total Yankee Bonds
(Cost $49,718,183)				50,494,692
Corporate Bonds Guaranteed by Export-Import Bank of the United States | 0.1% of portfolio

Energy | 0.1%
Petroleos Mexicanos	2.46	12/15/25	21,950	21,394
Reliance Industries Ltd.	1.87	01/15/26	316,947	314,093
Total Energy				335,487
Total Corporate Bonds Guaranteed by Export-Import Bank of the United States
(Cost $338,798)				335,487
Money Market Fund | 1.2% of portfolio
			Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.27(c)		5,115,199	5,115,199
Total Money Market Fund
(Cost $5,115,199)				5,115,199
Total Investments in Securities
(Cost $416,361,097) | 100.0%				$420,402,823
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $121,330,711 and represents 28.9% of total investments.
(b)	Variable coupon rate as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Short-Term Bond Fund  |  June 30, 2025  |  (Unaudited)  |  (Continued)
(c)	7-day yield at June 30, 2025.
LLC -Limited Liability Company
N.A. -North America
LP -Limited Partnership
Pte -Private Limited Company
ABS -Asset-Backed Security
FHLMC -Federal Home Loan Mortgage Corporation
SA -Sociedad Anonima or Societe Anonyme
PLC -Public Limited Company
AS -Anonim Sirket
NV -Naamloze Vennottschap
ASA -Allmennaksjeselskap
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
Intermediate Bond Fund  |  June 30, 2025  |  (Unaudited)

Mortgage-Backed Securities | 30.1% of portfolio
	Interest Rate / Yield	Maturity Date	Face Amount	Value
Farm 2021-1 Mortgage Trust 21-1 (a)	2.18%(b)	01/25/51	$195,074	$157,135
FHLMC 25-HQA1 (a)	5.26(b)	02/25/45	223,438	223,089
FHLMC QA7479	3.00	03/01/50	181,406	159,444
FHLMC QE2363	3.50	05/01/52	1,189,430	1,071,336
FHLMC RA8249	5.50	11/01/52	617,705	620,536
FHLMC SD1188	3.50	06/01/52	638,527	575,159
FHLMC SD1495	5.00	08/01/52	736,614	728,891
FHLMC SD2605	5.50	04/01/53	433,082	434,793
FHLMC SD7555	3.00	08/01/52	737,018	648,722
FHLMC SD8068	3.00	06/01/50	172,117	149,530
FHLMC SD8193	2.00	02/01/52	5,459,250	4,333,599
FHLMC SD8237	4.00	08/01/52	1,181,477	1,100,861
FNMA BN7662	3.50	07/01/49	68,969	62,848
FNMA CA4016	3.00	08/01/49	395,909	347,755
FNMA FM1000	3.00	04/01/47	747,015	662,674
FNMA FM4231	2.50	09/01/50	200,904	168,416
FNMA MA3691	3.00	07/01/49	116,296	101,901
FNMA MA3834	3.00	11/01/49	244,668	214,379
FNMA MA3960	3.00	03/01/50	114,811	100,311
FNMA MA3992	3.50	04/01/50	110,907	100,946
FNMA MA4048	3.00	06/01/50	515,702	451,690
FNMA MA4124	2.50	09/01/35	844,827	791,851
FNMA MA4179	2.00	11/01/35	2,822,852	2,594,963
FNMA MA4254	1.50	02/01/51	2,349,860	1,768,231
FNMA MA4303	2.00	04/01/36	1,145,093	1,047,726
FNMA MA4418	2.00	09/01/36	1,921,272	1,757,840
FNMA MA4437	2.00	10/01/51	3,541,538	2,806,856
FNMA MA4579	3.00	04/01/52	618,234	535,948
GNMA 2025-25	4.50	02/20/54	1,465,021	1,433,092
GNMA 2025-89	5.00	11/20/53	1,446,934	1,449,553
GNMA 21-8	1.00	01/20/50	415,116	323,849
GNMA 22-177	5.00	05/20/48	1,086,525	1,107,403
GNMA 23-128	5.75	08/20/47	394,505	397,679
GNMA 23-22EA	5.00	09/20/49	496,671	498,573
GNMA 23-22EC	5.00	01/20/51	267,705	271,016
GNMA 23-4	5.00	07/20/49	154,095	155,243
GNMA 23-59	5.00	11/20/41	276,982	277,827
GNMA 23-76	5.00	05/20/53	1,267,475	1,279,137
GNMA 23-84KA	5.50	06/20/42	387,419	391,313
GNMA 24-103	4.50	06/20/54	1,094,127	1,078,475
GNMA 24-51	5.00	04/20/62	221,008	221,541
GNMA 24-92	5.00	05/20/54	571,031	577,147
GNMA 25-28	5.00	08/20/53	657,366	660,946
GNMA 786247	4.00	07/20/52	524,885	488,309
GNMA 786428	4.00	06/20/52	925,495	859,170
GNMA 786576	4.50	09/20/52	245,014	235,845
GNMA 787291	7.50	03/20/54	97,705	101,196
GNMA 787343	7.50	04/20/54	125,329	129,807
GNMA CK0445	4.00	02/15/52	1,066,264	998,200
GNMA CV1215	7.00	07/20/53	80,471	83,000
GNMA CW8493	8.00	11/20/53	13,273	13,812
GNMA CW8495	7.50	11/20/53	40,319	41,761
GNMA MA8346	4.00	10/20/52	2,944,690	2,757,377
GNMA MA8880	6.00	05/20/53	395,647	404,053
Total Mortgage-Backed Securities
(Cost $41,693,653)				39,952,754

The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Intermediate Bond Fund  |  June 30, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 28.6% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Communication Services | 0.3%
Meta Platforms Inc.	5.40%	08/15/54	$120,000	$117,029
Meta Platforms Inc.	5.55	08/15/64	66,000	64,498
T-Mobile US, Inc.	3.00	02/15/41	200,000	146,351
Total Communication Services				327,878
Consumer Discretionary | 3.0%
Block Financial Corp.	2.50	07/15/28	145,000	136,515
Daimler Truck Finance North America LLC (a)	5.25	01/13/30	280,000	286,548
Daimler Truck Finance North America LLC (a)	5.38	01/13/32	255,000	259,195
Expedia Group, Inc.	4.63	08/01/27	330,000	331,340
Ford Motor Credit Co. LLC	2.90	02/10/29	225,000	204,586
Hyundai Capital America (a)	5.60	03/30/28	290,000	296,934
Hyundai Capital America (a)	4.55	09/26/29	135,000	133,796
Hyundai Capital America (a)	5.80	04/01/30	490,000	508,436
Hyundai Capital America (a)	4.75	09/26/31	135,000	133,318
Lowe`s Companies, Inc.	5.85	04/01/63	205,000	200,131
Nissan Motor Acceptance Corp. (a)	2.45	09/15/28	435,000	385,321
Tractor Supply Co.	1.75	11/01/30	100,000	86,721
United Airlines 2019-2AA PT	2.70	05/01/32	794,734	710,117
Volkswagen Group of America Finance LLC (a)	5.60	03/22/34	325,000	326,350
Total Consumer Discretionary				3,999,308
Consumer Staples | 1.5%
7-Eleven Inc. (a)	1.30	02/10/28	60,000	55,341
7-Eleven Inc. (a)	1.80	02/10/31	60,000	50,818
7-Eleven Inc. (a)	2.80	02/10/51	135,000	79,997
BAT Capital Corp.	5.83	02/20/31	315,000	331,474
Campbell Soup Co.	2.38	04/24/30	250,000	226,576
Kenvue Inc.	5.20	03/22/63	85,000	78,638
Philip Morris International Inc.	4.88	02/15/28	230,000	233,874
Philip Morris International Inc.	5.13	02/15/30	260,000	267,495
Philip Morris International Inc.	5.13	02/13/31	380,000	391,379
Smithfield Foods, Inc. (a)	2.63	09/13/31	340,000	293,089
Total Consumer Staples				2,008,681
Energy | 3.1%
Boardwalk Pipelines LP	5.63	08/01/34	130,000	131,863
BP Capital Markets America Inc.	4.81	02/13/33	110,000	109,853
BP Capital Markets America Inc.	2.77	11/10/50	210,000	128,134
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	39,000	37,623
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	170,000	138,360
Cheniere Energy Inc.	5.65	04/15/34	130,000	133,143
Cheniere Energy Partners LP	5.95	06/30/33	105,000	109,603
Energy Transfer LP	6.20	04/01/55	660,000	649,767
Energy Transfer Operating LP	3.75	05/15/30	318,000	305,108
Entergy Arkansas, LLC	5.15	01/15/33	205,000	210,067
Enterprise Products Operating LLC	4.60	01/15/31	275,000	277,092
Midwest Connector Capital Co. LLC (a)	4.63	04/01/29	205,000	203,262
MPLX LP	2.65	08/15/30	245,000	221,736
National Oilwell Varco, Inc.	3.60	12/01/29	112,000	107,431
Phillips 66	2.15	12/15/30	260,000	228,964
Phillips 66	5.30	06/30/33	300,000	303,078
Targa Resources Corp.	6.50	02/15/53	305,000	313,106
Valero Energy Corp.	5.15	02/15/30	345,000	351,824
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Intermediate Bond Fund  |  June 30, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 28.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Energy | 3.1% (Continued)
Western Midstream Operating LP	5.30%	03/01/48	$255,000	$212,799
Total Energy				4,172,813
Financials | 11.8%
Ally Financial Inc.	6.99(b)	06/13/29	205,000	215,802
Antares Holdings LP (a)	3.95	07/15/26	375,000	368,878
Athene Holding Ltd.	3.95	05/25/51	300,000	211,940
Bank of America Corp.	4.98(b)	01/24/29	330,000	334,707
Bank of America Corp.	5.16(b)	01/24/31	250,000	256,238
Bank of America Corp.	5.02(b)	07/22/33	445,000	450,210
Blue Owl Credit Income Corp.	3.13	09/23/26	518,000	503,777
Capital One, N.A.	5.97(b)	08/09/28	345,000	353,473
Citigroup Inc.	5.17(b)	02/13/30	390,000	397,891
Citigroup Inc.	2.57(b)	06/03/31	870,000	789,013
Discover Bank	4.65	09/13/28	330,000	331,744
Fifth Third Bancorp	6.34(b)	07/27/29	335,000	352,856
Goldman Sachs Group, Inc.	4.94(b)	04/23/28	270,000	272,104
Goldman Sachs Group, Inc.	4.22(b)	05/01/29	400,000	397,720
Goldman Sachs Group, Inc.	2.38(b)	07/21/32	365,000	318,771
Goldman Sachs Group, Inc.	2.91(b)	07/21/42	230,000	164,687
Goldman Sachs Group, Inc.	3.44(b)	02/24/43	255,000	194,418
J.P. Morgan Chase & Co.	5.30(b)	07/24/29	195,000	200,209
J.P. Morgan Chase & Co.	5.58(b)	04/22/30	655,000	680,124
J.P. Morgan Chase & Co.	4.91(b)	07/25/33	185,000	186,071
M&T Bank Corp.	7.41(b)	10/30/29	500,000	542,278
M&T Bank Corp.	5.39(b)	01/16/36	135,000	134,531
Metropolitan Life Global Funding I (a)	5.15	03/28/33	180,000	182,687
Morgan Stanley	5.16(b)	04/20/29	620,000	632,152
Morgan Stanley	5.23(b)	01/15/31	580,000	593,742
Morgan Stanley	1.79(b)	02/13/32	510,000	436,328
Morgan Stanley	4.89(b)	07/20/33	170,000	170,172
Northern Trust Corp.	6.13	11/02/32	265,000	286,151
Oaktree Specialty Lending Corp.	6.34	02/27/30	330,000	326,999
Owl Rock Technology Finance Corp. (a)	3.75	06/17/26	150,000	147,054
Owl Rock Technology Finance Corp.	2.50	01/15/27	139,000	133,182
Prudential Financial Inc.	6.50(b)	03/15/54	620,000	636,894
Prudential Financial, Inc.	5.70(b)	09/15/48	75,000	75,969
Regions Financial Corp.	5.72(b)	06/06/30	340,000	351,153
Santander Holdings USA, Inc.	2.49(b)	01/06/28	298,000	288,470
Santander Holdings USA, Inc.	5.47(b)	03/20/29	445,000	452,466
Truist Financial Corp.	5.44(b)	01/24/30	315,000	324,441
Wells Fargo & Co.	4.97(b)	04/23/29	340,000	344,758
Wells Fargo & Co.	5.57(b)	07/25/29	1,695,000	1,750,185
Wells Fargo & Co.	5.24(b)	01/24/31	290,000	297,493
Wells Fargo & Co.	6.49(b)	10/23/34	220,000	240,467
Wells Fargo & Co.	3.07(b)	04/30/41	440,000	332,495
Total Financials				15,660,700
Health Care | 1.6%
AbbVie Inc.	4.95	03/15/31	105,000	107,796
AbbVie Inc.	5.35	03/15/44	65,000	63,711
AbbVie Inc.	5.40	03/15/54	130,000	126,406
Amgen Inc.	5.75	03/02/63	215,000	209,021
Bayer US Finance LLC (a)	6.25	01/21/29	331,000	347,574
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Intermediate Bond Fund  |  June 30, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 28.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Health Care | 1.6% (Continued)
Bayer US Finance LLC (a)	6.88%	11/21/53	$305,000	$323,902
Bristol-Myers Squibb Co.	6.25	11/15/53	127,000	136,093
HCA Inc.	5.90	06/01/53	315,000	304,149
Pfizer Investment Enterprises Pte Ltd.	4.65	05/19/30	195,000	197,697
Pfizer Investment Enterprises Pte Ltd.	5.11	05/19/43	95,000	90,594
Pfizer Investment Enterprises Pte Ltd.	5.30	05/19/53	255,000	240,722
Total Health Care				2,147,665
Industrials | 1.1%
American Airlines Group Inc.	3.25	04/15/30	395,805	370,931
Ashtead Capital, Inc. (a)	4.25	11/01/29	308,000	301,595
Ashtead Capital, Inc. (a)	2.45	08/12/31	200,000	172,580
BNSF Railway Co. (a)	3.44	06/16/28	311,934	300,284
United Rentals (North America) Inc. (a)	6.00	12/15/29	340,000	348,221
Total Industrials				1,493,611
Information Technology | 0.4%
Avnet Inc.	6.25	03/15/28	170,000	176,670
VMware, Inc.	4.70	05/15/30	200,000	200,794
VMware, Inc.	2.20	08/15/31	155,000	134,530
Total Information Technology				511,994
Materials | 0.9%
Celanese US Holdings LLC	6.42	07/15/27	229,000	237,149
Celanese US Holdings LLC	6.58	07/15/29	260,000	270,949
Celanese US Holdings LLC	6.63	07/15/32	175,000	183,465
Cleveland-Cliffs Inc. (a)	6.88	11/01/29	255,000	251,057
Cleveland-Cliffs Inc. (a)	7.50	09/15/31	90,000	86,801
Glencore Funding LLC (a)	3.38	09/23/51	170,000	112,433
Total Materials				1,141,854
Real Estate | 0.7%
American Tower Corp.	5.50	03/15/28	205,000	210,698
AvalonBay Communities, Inc.	5.35	06/01/34	135,000	138,836
Healthpeak OP, LLC	5.25	12/15/32	125,000	127,207
Omega Healthcare Investors, Inc.	5.20	07/01/30	270,000	271,515
VICI Properties LP	4.75	02/15/28	180,000	180,987
Total Real Estate				929,243
Utilities | 4.2%
Ameren Illinois Co.	5.90	12/01/52	175,000	180,061
American Water Capital Corp.	2.80	05/01/30	920,000	854,753
American Water Capital Corp.	5.45	03/01/54	365,000	353,044
Evergy Kansas Central, Inc.	3.45	04/15/50	875,000	605,235
Indiana Michigan Power Co.	5.63	04/01/53	215,000	211,029
Indianapolis Power & Light Co. (a)	5.65	12/01/32	260,000	267,464
Oklahoma Gas & Electric Co.	5.60	04/01/53	107,000	104,213
Pacific Gas & Electric Co.	3.00	06/15/28	225,000	213,683
Pacific Gas & Electric Co.	4.55	07/01/30	130,000	126,883
Pacific Gas & Electric Co.	4.25	03/15/46	770,000	572,822
PacifiCorp	5.30	02/15/31	500,000	514,906
PSEG Power LLC (a)	5.75	05/15/35	355,000	365,601
Southern California Edison Co.	5.30	03/01/28	115,000	116,463
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Intermediate Bond Fund  |  June 30, 2025  |  (Unaudited)  |
(Continued)
Corporate Bonds–Other | 28.6% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Utilities | 4.2% (Continued)
Southern California Edison Co.	2.25%	06/01/30	$55,000	$48,287
Southern California Edison Co.	5.45	06/01/31	400,000	406,997
Southern California Edison Co.	4.50	09/01/40	200,000	167,508
Southern California Edison Co.	4.00	04/01/47	164,000	117,782
Southern California Edison Co.	3.65	02/01/50	214,000	141,442
TerraForm Power Operating LLC (a)	4.75	01/15/30	171,000	163,714
Total Utilities				5,531,887
Total Corporate Bonds–Other
(Cost $38,980,587)				37,925,634
U.S. Government & Agency Obligations | 19.7% of portfolio

U.S. International Development Finance Corp.	1.05	10/15/29	82,096	76,964
U.S. Treasury Note	3.88	03/31/27	2,322,000	2,325,628
U.S. Treasury Note	3.88	05/31/27	469,000	470,099
U.S. Treasury Note	3.88	06/15/28	105,000	105,558
U.S. Treasury Note	4.00	05/31/30	2,694,000	2,720,098
U.S. Treasury Note	4.00	04/30/32	4,216,000	4,221,270
U.S. Treasury Note	4.25	05/15/35	1,869,000	1,871,920
U.S. Treasury Note	2.38	02/15/42	4,717,000	3,431,617
U.S. Treasury Note	3.25	05/15/42	490,000	405,303
U.S. Treasury Note	3.38	08/15/42	4,195,000	3,521,014
U.S. Treasury Note	4.75	02/15/45	2,819,000	2,804,024
U.S. Treasury Note	4.63	02/15/55	4,223,000	4,110,827
Total U.S. Government & Agency Obligations
(Cost $27,281,154)				26,064,322

Asset-Backed Securities | 10.1% of portfolio

Avant Loans Funding Trust 25-REV1 (a)	5.12	05/15/34	340,000	341,017
Capital One Prime Auto Receivables Trust 24-1	4.62	07/16/29	200,000	201,264
Carvana Auto Receivables Trust 24-P1 (a)	5.05	04/10/29	325,000	326,895
Chase Auto Owner Trust 24-2A (a)	5.52	06/25/29	280,000	284,320
Colony American Finance Ltd. 21-2 (a)	1.41	07/15/54	111,911	107,225
CoreVest American Finance 20-4 (a)	1.17	12/15/52	51,601	51,022
CoreVest American Finance 21-1 (a)	1.57	04/15/53	484,480	472,534
CoreVest American Finance 21-3 (a)	2.49	10/15/54	660,000	641,660
Daimler Trucks Retail Trust 24-1	5.49	12/15/27	330,000	333,432
Firstkey Homes Trust 22-SFR2 (a)	4.25	07/17/39	317,416	315,871
Ford Credit Auto Lease Trust 20-A	5.06	05/15/27	260,000	260,527
Ford Credit Auto Owner Trust 24-D	4.61	08/15/29	200,000	202,001
Frontier Issuer 23-1A (a)	6.60	08/20/53	1,000,000	1,015,803
Frontier Issuer 23-1B (a)	8.30	08/20/53	675,000	696,708
Frontier Issuer 24-1A (a)	6.19	06/20/54	395,000	406,739
FRTKL 21-SFR1 (a)	1.57	09/17/38	250,000	240,878
GLS Auto Select Receivables Trust 24-1A (a)	5.24	03/15/30	144,293	145,117
GM Financial Automobile Leasing Trust 24-1	5.09	03/22/27	525,000	526,579
Gracie Point International Funding 23-2A (a)	6.60(b)	03/01/27	36,371	36,429
GreatAmerica Leasing Receivables Funding 24-2 (a)	5.02	05/15/31	625,000	635,771
Honda Auto Receivables Owner Trust 24-1	5.21	08/15/28	580,000	584,972
John Deere Owner Trust 23-B	5.18	03/15/28	156,155	156,989
Oportun Funding 21-B (a)	1.47	05/08/31	364,311	355,384
Progress Residential Trust 21-SFR8 (a)	1.51	10/17/38	332,234	322,144
Progress Residential Trust 22-SFR3 (a)	3.20	04/17/39	239,360	233,555
Progress Residential Trust 22-SFR3 (a)	3.60	04/17/39	165,000	160,868
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Intermediate Bond Fund  |  June 30, 2025  |  (Unaudited)  |
(Continued)
Asset-Backed Securities | 10.1% of portfolio (Continued)
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Progress Residential Trust 25-SFR1 (a)	3.65%(b)	02/17/42	$270,000	$255,073
Santander Drive Auto Receivables Trust 24-2	5.63	11/15/28	200,000	201,049
SBA Tower Trust (a)	1.88	01/15/26	20,000	19,673
SBA Tower Trust (a)	1.63	11/15/26	160,000	153,511
SBA Tower Trust (a)	6.60	01/15/28	210,000	215,810
SBA Tower Trust (a)	2.59	10/15/31	309,877	270,216
SBIC 2023-10B	5.69	09/10/33	313,748	326,391
SCE Recovery Funding LLC	2.51	11/15/43	190,000	125,276
Subway Funding 24-1A (a)	6.27	07/30/54	134,325	137,612
Switch ABS Issuer, LLC (a)	5.04	03/25/55	340,000	335,384
Tesla Sustainable Energy Trust 24-1A (a)	5.29	06/20/50	170,000	170,694
T-Mobile US Trust 22-1A (a)	4.91	05/22/28	129,727	129,814
Toyota Lease Owner Trust 25-A (a)	4.75	02/22/28	655,000	660,546
Tricon Residential 24-SFR4 (a)	4.30	11/17/41	224,394	221,175
Volkswagen Auto Lease Trust 24-A	5.21	06/21/27	230,000	232,048
Volkswagen Auto Loan Enhanced Trust 24-1	4.63	07/20/29	300,000	303,095
Westgate Resorts 22-1A (a)	2.29	08/20/36	71,428	71,033
Westgate Resorts 24-1A (a)	6.06	01/20/38	297,576	301,513
Westgate Resorts 24-1B (a)	6.56	01/20/38	249,220	252,615
Total Asset-Backed Securities
(Cost $13,391,262)				13,438,232
Yankee Bonds | 9.0% of portfolio

AerCap Ireland Capital DAC	3.88	01/23/28	250,000	245,683
Aptiv PLC	3.10	12/01/51	280,000	168,285
Avolon Holdings Funding Ltd. (a)	2.75	02/21/28	755,000	716,483
Bank of New Zealand (a)	5.70(b)	01/28/35	405,000	413,685
Barclays PLC	5.79(b)	02/25/36	415,000	424,166
Barclays PLC	6.04(b)	03/12/55	200,000	205,434
Cenovus Energy Inc.	5.25	06/15/37	395,000	372,120
Delta and SkyMiles IP Ltd. (a)	4.75	10/20/28	800,000	801,855
Electricite de France SA (a)	6.00	04/22/64	370,000	350,395
Enbridge Inc.	5.70	03/08/33	320,000	331,771
HSBC Holdings PLC	5.24(b)	05/13/31	345,000	351,275
Hyundai Capital Services Inc. (a)	5.13	02/05/27	550,000	554,287
Hyundai Capital Services Inc. (a)	5.25	01/22/28	500,000	506,804
ING Groep NV	5.34(b)	03/19/30	320,000	328,138
Korea Expressway Corp. (a)	5.00	05/14/27	660,000	670,263
Lloyds Banking Group PLC	4.82(b)	06/13/29	405,000	408,650
Magna International Inc.	5.88	06/01/35	135,000	138,550
Mizuho Financial Group Inc.	4.25(b)	09/11/29	200,000	198,792
Petroleos Mexicanos	5.35	02/12/28	400,000	384,097
Petroleos Mexicanos	6.84	01/23/30	250,000	241,524
Petronas Capital Ltd. (a)	3.40	04/28/61	360,000	234,602
Roche Holdings Inc. (a)	5.49	11/13/30	390,000	412,331
Roche Holdings Inc. (a)	5.22	03/08/54	200,000	193,973
Santander UK Group Holdings PLC	6.53(b)	01/10/29	275,000	287,023
Saudi Arabian Oil Co. (a)	5.38	06/02/35	685,000	688,046
Saudi Arabian Oil Co. (a)	6.38	06/02/55	685,000	684,744
Snam S.p.A. (a)	5.75	05/28/35	690,000	704,237
Societe Generale (a)	5.52(b)	01/19/28	325,000	329,024
Toronto-Dominion Bank (The)	5.15(b)	09/10/34	355,000	356,019
Var Energi ASA (a)	7.50	01/15/28	200,000	211,692
Total Yankee Bonds
(Cost $11,942,761)				11,913,948

Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments  |  Intermediate Bond Fund  |  June 30, 2025  |  (Unaudited)  |
(Continued)
Municipal Bonds | 1.1% of portfolio
	Interest Rate /Yield	Maturity Date	Face Amount	Value
Arizona | 0.1%
Yuma Arizona Pledged Revenue	2.63%	07/15/38	$135,000	$105,110
Total Arizona				105,110
California | 0.9%
City of Chula Vista California Pension Obligation	2.91	06/01/45	255,000	174,515
City of Monterey Park California Pension Obligation	1.89	06/01/30	1,000,000	897,195
Huntington Beach California Pension Obligation	1.68	06/15/27	155,000	148,525
San Francisco California City & County Airports	3.35	05/01/51	100,000	68,860
Total California				1,289,095
West Virginia | 0.1%
West Virginia State University Revenues	3.01	10/01/41	150,000	114,112
Total West Virginia				114,112
Total Municipal Bonds
(Cost $1,795,000)				1,508,317

Money Market Fund | 1.4% of portfolio
		Shares
State Street Institutional U.S. Government Money Market Fund Premier Class	4.27(c)	1,858,432	1,858,432
Total Money Market Fund
(Cost $1,858,432)			1,858,432
Total Investments in Securities
(Cost $136,942,849) | 100.0%			$132,661,639
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Trustees. The total of such securities at period-end amounts to $24,589,504 and represents 18.5% of total investments.
(b)	Variable coupon rate as of June 30, 2025.
(c)	7-day yield at June 30, 2025.
FHLMC -Federal Home Loan Mortgage Corporation
LLC -Limited Liability Company
LP -Limited Partnership
N.A. -North America
Pte -Private Limited Company
ABS -Asset-Backed Security
DAC -Designated Activity Company
PLC -Public Limited Company
SA -Sociedad Anonima or Societe Anonyme
NV -Naamloze Vennottschap
ASA -Allmennaksjeselskap
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments
Stock Index Fund  |  June 30, 2025  |  (Unaudited)

	Cost	Value
Investment	$15,771,325	$276,096,332
Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.  As of June 30, 2025, the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 0.55%.  See the Appendix for the S&P 500 Index Master Portfolio for holdings information.
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
Value Fund  |  June 30, 2025  |  (Unaudited)

Common Stocks | 98.8% of portfolio
	Shares	Value
Communication Services | 7.2%
Entertainment
Walt Disney Co. (The)	214,500	$26,600,145
Interactive Media & Services
Alphabet, Inc., Class C	30,120	5,342,987
Meta Platforms, Inc., Class A	46,400	34,247,376
Wireless Telecommunication Services
T-Mobile U.S., Inc.	34,800	8,291,448
Total Communication Services		74,481,956
Consumer Discretionary | 6.9%
Distributors
LKQ Corp.	169,500	6,273,195
Hotels, Restaurants & Leisure
McDonald's Corp.	74,097	21,648,920
Household Durables
PulteGroup, Inc.	112,700	11,885,342
Specialty Retail
Home Depot, Inc. (The)	36,918	13,535,616
TJX Companies, Inc. (The)	143,200	17,683,768
Total Consumer Discretionary		71,026,841
Consumer Staples | 3.6%
Consumer Staples Distribution & Retail
Walmart Inc.	200,300	19,585,334
Food Products
Kraft Heinz Co. (The)	227,700	5,879,214
Household Products
Procter & Gamble Co. (The)	73,500	11,710,020
Total Consumer Staples		37,174,568
Energy | 4.6%
Oil, Gas & Consumable Fuels
ConocoPhillips	168,600	15,130,164
Diamondback Energy, Inc.	50,200	6,897,480
Exxon Mobil Corp.	232,000	25,009,600
Total Energy		47,037,244
Financials | 23.9%
Banks
Bank of America Corp.	557,102	26,362,066
Citigroup, Inc.	272,039	23,155,960
JPMorgan Chase & Co.	181,391	52,587,065
Truist Financial Corp.	264,900	11,388,051
Capital Markets
Goldman Sachs Group, Inc.	53,374	37,775,449
Financial Services
Fiserv, Inc. (a)	164,800	28,413,168
Visa Inc., Class A	74,898	26,592,535
Insurance
Allstate Corp.	86,984	17,510,749
Common Stocks | 98.8% of portfolio (Continued)
	Shares	Value
Financials | 23.9% (Continued)
Chubb Limited	78,938	$22,869,917
Total Financials		246,654,960
Health Care | 18.3%
Biotechnology
AbbVie Inc.	180,763	33,553,228
Health Care Equipment & Supplies
Abbott Laboratories	233,156	31,711,548
Boston Scientific Corp. (a)	202,296	21,728,613
GE HealthCare Technologies Inc.	248,000	18,369,360
Health Care Providers & Services
Centene Corp. (a)	120,797	6,556,861
Cigna Group (The)	55,714	18,417,934
UnitedHealth Group Inc.	48,600	15,161,742
Pharmaceuticals
Bristol-Myers Squibb Co.	248,501	11,503,111
Merck & Co., Inc.	175,982	13,930,735
Royalty Pharma PLC, Class A	483,484	17,419,929
Total Health Care		188,353,061
Industrials | 18.2%
Aerospace & Defense
Boeing Co. (The) (a)	87,200	18,271,016
Northrop Grumman Corp.	47,031	23,514,560
Electrical Equipment
Eaton Corp. Public Limited	67,787	24,199,281
Ground Transportation
CSX Corp.	476,782	15,557,397
Industrial Conglomerates
Honeywell International, Inc.	107,873	25,121,464
Machinery
Deere & Co.	54,600	27,763,554
Parker-Hannifin Corp.	46,222	32,284,680
Professional Services
CACI International Inc., Class A (a)	26,400	12,584,880
TransUnion	100,900	8,879,200
Total Industrials		188,176,032
Information Technology | 8.8%
Semiconductors & Semiconductor Equipment
Lam Research Corp.	283,000	27,547,220
NXP Semiconductors NV	82,963	18,126,586
Software
Microsoft Corp.	59,514	29,602,858
Oracle Corp.	73,400	16,047,442
Total Information Technology		91,324,106
Materials | 4.7%
Chemicals
DuPont de Nemours, Inc.	226,278	15,520,408

The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Value Fund  |  June 30, 2025  |  (Unaudited)  |  (Continued)
Common Stocks | 98.8% of portfolio (Continued)
	Shares	Value
Materials | 4.7% (Continued)
Containers & Packaging
Avery Dennison Corp.	92,687	$16,263,788
Metals & Mining
Freeport-McMoRan Inc.	375,000	16,256,250
Total Materials		48,040,446
Real Estate | 2.6%
Specialized REITs
Crown Castle Inc.	149,400	15,347,862
Digital Realty Trust, Inc.	64,901	11,314,191
Total Real Estate		26,662,053
Total Common Stocks
(Cost $576,674,676)		1,018,931,267

Money Market Fund | 1.2% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27% (b)	12,806,146	$12,806,146
Total Money Market Fund
(Cost $12,806,146)		12,806,146
Total Investments in Securities
(Cost $589,480,822) | 100.0%		$1,031,737,413

(a)	Non-income producing.
(b)	7-day yield at June 30, 2025.
PLC -Public Limited Company
NV -Naamloze Vennottschap
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
Growth Fund  |  June 30, 2025  |  (Unaudited)

Common Stocks | 99.1% of portfolio
	Shares	Value
Communication Services | 12.8%
Entertainment
Netflix, Inc. (a)	8,346	$11,176,379
Interactive Media & Services
Alphabet, Inc., Class A	115,577	20,368,134
Meta Platforms, Inc., Class A	29,043	21,436,348
Total Communication Services		52,980,861
Consumer Discretionary | 10.7%
Broadline Retail
Amazon.com, Inc. (a)	109,616	24,048,654
Coupang, Inc. (a)	157,423	4,716,393
MercadoLibre, Inc. (a)	1,476	3,857,718
Hotels, Restaurants & Leisure
Booking Holdings, Inc.	1,327	7,682,321
Chipotle Mexican Grill, Inc. (a)	74,379	4,176,381
Total Consumer Discretionary		44,481,467
Energy | 0.5%
Energy Equipment & Services
Schlumberger NV	58,632	1,981,762
Total Energy		1,981,762
Financials | 11.8%
Capital Markets
Ares Management Corp.	13,978	2,420,990
Tradeweb Markets Inc.	15,506	2,270,078
Financial Services
Affirm Holdings, Inc. (a)	16,130	1,115,228
Block, Inc. (a)	176,502	11,989,781
Fiserv, Inc. (a)	26,827	4,625,243
Mastercard Inc., Class A	26,358	14,811,615
Visa Inc., Class A	32,182	11,426,219
Total Financials		48,659,154
Health Care | 11.2%
Biotechnology
argenx SE ADR (a)	4,988	2,749,485
Natera, Inc. (a)	19,202	3,243,986
Health Care Equipment & Supplies
Intuitive Surgical, Inc. (a)	16,947	9,209,170
Sonova Holding AG ADR	40,044	2,391,027
Stryker Corp.	15,719	6,218,908
Health Care Providers & Services
Cigna Group (The)	14,009	4,631,096
UnitedHealth Group Inc.	19,893	6,206,019
Life Sciences Tools & Services
Danaher Corp.	12,797	2,527,919
Pharmaceuticals
Eli Lilly & Co.	11,521	8,980,965
Total Health Care		46,158,575
Common Stocks | 99.1% of portfolio (Continued)
	Shares	Value
Industrials | 4.8%
Aerospace & Defense
Boeing Co. (The) (a)	19,485	$4,082,692
Howmet Aerospace Inc.	31,365	5,837,968
Machinery
Ingersoll Rand Inc.	38,929	3,238,114
Professional Services
Dayforce, Inc. (a)	49,952	2,766,841
Equifax Inc.	14,610	3,789,396
Total Industrials		19,715,011
Information Technology | 47.3%
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	97,651	9,643,036
IT Services
Shopify Inc., Class A (a)	33,638	3,880,143
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	18,612	2,641,043
ASML Holding NV ADR	2,029	1,626,020
Broadcom Inc.	55,061	15,177,565
Entegris, Inc.	54,841	4,422,927
First Solar, Inc. (a)	12,836	2,124,871
Lattice Semiconductor Corp. (a)	43,309	2,121,708
NVIDIA Corp.	255,790	40,412,262
Software
AppLovin Corp., Class A (a)	9,473	3,316,308
Dynatrace, Inc. (a)	42,840	2,365,196
Fair Isaac Corp. (a)	1,121	2,049,143
HubSpot, Inc. (a)	7,199	4,007,179
Intuit, Inc.	17,355	13,669,319
Microsoft Corp.	112,140	55,779,557
ServiceNow, Inc. (a)	7,857	8,077,625
Technology Hardware, Storage & Peripherals
Apple, Inc.	117,522	24,111,989
Total Information Technology		195,425,891
Total Common Stocks
(Cost $200,260,753)		409,402,721
Money Market Fund | 0.9% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27% (b)	3,837,162	3,837,162
Total Money Market Fund
(Cost $3,837,162)		3,837,162
Total Investments in Securities
(Cost $204,097,915) | 100.0%		$413,239,883

(a)	Non-income producing.
(b)	7-day yield at June 30, 2025.
The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Growth Fund  |  June 30, 2025  |  (Unaudited)  |  (Continued)
NV -Naamloze Vennottschap
ADR -American Depositary Receipt
SE -Societas Europaea
AG -Aktiengesellschaft
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
International Equity Fund  |  June 30, 2025  |  (Unaudited)

Common Stocks | 95.9% of portfolio
	Shares	Value
Australia | 1.6%
BHP Group Ltd. ADR	31,429	$1,511,421
Total Australia		1,511,421
Britain | 8.2%
Haleon PLC	555,587	2,855,509
Rio Tinto PLC	27,651	1,609,401
Shell PLC	97,578	3,404,449
Total Britain		7,869,359
Canada | 5.6%
Alimentation Couche-Tard Inc.	37,500	1,864,054
Canadian National Railway Co.	10,407	1,082,744
Manulife Financial Corp.	76,977	2,461,229
Total Canada		5,408,027
Denmark | 2.9%
Coloplast A/S	9,001	856,921
Genmab A/S (a)	4,235	879,476
Novonesis A/S, Class B	15,086	1,083,128
Total Denmark		2,819,525
France | 10.5%
Air Liquide SA	7,672	1,581,975
Dassault Systèmes SE	35,710	1,294,189
L’Oréal SA	5,689	2,436,904
Safran SA	4,509	1,470,495
Schneider Electric SE	12,518	3,360,894
Total France		10,144,457
Germany | 7.3%
Allianz SE REG	7,900	3,206,084
SAP SE ADR	8,369	2,545,013
Symrise AG	12,416	1,301,997
Total Germany		7,053,094
Hong Kong | 4.2%
AIA Group Ltd.	347,000	3,143,278
Techtronic Industries Co. Ltd.	80,500	888,235
Total Hong Kong		4,031,513
India | 1.0%
HDFC Bank Ltd. ADR	12,703	973,939
Total India		973,939
Ireland | 1.4%
Ryanair Holdings PLC ADR	23,219	1,339,040
Total Ireland		1,339,040
Japan | 17.5%
Chugai Pharmaceutical Co., Ltd.	58,200	3,039,077
Daifuku Co., Ltd.	48,400	1,245,135
Common Stocks | 95.9% of portfolio (Continued)
	Shares	Value
Japan | 17.5% (Continued)
Disco Corp.	5,100	$1,510,841
Keyence Corp.	2,800	1,119,519
Komatsu Ltd.	57,200	1,887,231
OBIC Co. Ltd.	15,868	617,028
Shionogi & Co., Ltd.	87,100	1,567,998
Sony Group Corp.	109,200	2,839,233
Sysmex Corp.	109,500	1,906,089
Unicharm Corp.	163,900	1,183,486
Total Japan		16,915,637
Netherlands | 4.9%
Adyen NV (a)(b)	915	1,680,432
ASML Holding NV	3,749	3,004,212
Total Netherlands		4,684,644
Republic of South Korea | 1.0%
Samsung Electronics Co., Ltd. GDR (b)	849	937,792
Total Republic of South Korea		937,792
Singapore | 4.4%
DBS Group Holdings Ltd.	120,526	4,254,815
Total Singapore		4,254,815
Spain | 2.2%
Banco Bilboa Vizcaya Argentaria SA	136,517	2,102,126
Total Spain		2,102,126
Sweden | 8.5%
Alfa Laval AB	46,789	1,970,687
Assa Abloy AB	41,430	1,295,252
Atlas Copco AB, Class A	71,855	1,161,608
Epiroc AB, Class A	76,177	1,657,600
Skandinaviska Enskilda Banken AB, Class A	122,283	2,131,457
Total Sweden		8,216,604
Switzerland | 10.4%
Alcon Inc.	21,416	1,890,604
Nestlé SA ADR	23,920	2,378,278
Novartis AG ADR	12,253	1,487,234
Roche Holding AG REG	9,907	3,233,840
Sonova Holding AG REG	3,639	1,085,242
Total Switzerland		10,075,198
Taiwan | 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,385	2,352,099
Total Taiwan		2,352,099

The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  International Equity Fund  |  June 30, 2025  |  (Unaudited)  |
(Continued)
Common Stocks | 95.9% of portfolio (Continued)
	Shares	Value
United States of America | 1.9%
Linde PLC	3,881	$1,820,887
Total United States of America		1,820,887
Total Common Stocks
(Cost $67,400,187)		92,510,177
Money Market Fund | 4.1% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27% (c)	3,919,569	3,919,569
Total Money Market Fund
(Cost $3,919,569)		3,919,569
Total Investments in Securities
(Cost $71,319,756) | 100.0%		$96,429,746
(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund's Board of Directors. The total of such securities at period-end amounts to $2,618,224 and represents 2.7% of total investments.
(c)	7-day yield at June 30, 2025.
ADR -American Depositary Receipt
PLC -Public Limited Company
A/S -Aktieselskab
SA -Sociedad Anonima or Societe Anonyme
SE -Societas Europaea
REG -Registered Shares
AG -Aktiengesellschaft
NV -Naamloze Vennottschap
GDR -Global Depositary Receipt
AB -Aktiebolag
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

Portfolio of Investments
Small-Company Stock Fund  |  June 30, 2025  |  (Unaudited)

Common Stocks | 97.6% of portfolio
	Shares	Value
Consumer Discretionary | 9.0%
Broadline Retail
Savers Value Village, Inc. (a)	187,106	$1,908,481
Hotels, Restaurants & Leisure
Hilton Grand Vacations Inc. (a)	30,000	1,245,900
Household Durables
KB Home	43,200	2,288,304
Leisure Products
Malibu Boats, Inc., Class A (a)	48,200	1,510,588
YETI Holdings, Inc. (a)	95,300	3,003,856
Specialty Retail
Valvoline Inc. (a)	33,500	1,268,645
Textiles, Apparel & Luxury Goods
Gildan Activewear Inc.	118,300	5,825,092
Kontoor Brands, Inc.	26,400	1,741,608
Total Consumer Discretionary		18,792,474
Energy | 3.4%
Oil, Gas & Consumable Fuels
Matador Resources Co.	43,600	2,080,592
Northern Oil and Gas, Inc.	99,800	2,829,330
Permian Resources Corp.	164,000	2,233,680
Total Energy		7,143,602
Financials | 18.2%
Banks
Atlantic Union Bankshares Corp.	139,492	4,363,310
Cadence Bank	147,150	4,705,857
FB Financial Corp.	124,359	5,633,463
Glacier Bancorp, Inc.	112,416	4,842,881
Live Oak Bancshares, Inc.	34,100	1,016,180
Old National Bancorp	146,500	3,126,310
Capital Markets
DigitalBridge Group, Inc.	297,700	3,081,195
Consumer Finance
Encore Capital Group, Inc. (a)	86,783	3,359,370
Insurance
Kinsale Capital Group, Inc.	16,326	7,900,151
Total Financials		38,028,717
Health Care | 16.8%
Biotechnology
ADMA Biologics, Inc. (a)	133,000	2,421,930
Health Care Equipment & Supplies
Enovis Corp. (a)	77,476	2,429,647
Envista Holdings Corp. (a)	294,400	5,752,576
Globus Medical, Inc. (a)	76,325	4,504,702
Integer Holdings Corp. (a)	40,670	5,001,190
iRhythm Technologies, Inc. (a)	32,400	4,988,304
Lantheus Holdings, Inc. (a)	58,200	4,764,252
Health Care Providers & Services
HealthEquity, Inc. (a)	32,800	3,436,128
Common Stocks | 97.6% of portfolio (Continued)
	Shares	Value
Health Care | 16.8% (Continued)
Life Sciences Tools & Services
Medpace Holdings, Inc. (a)	5,750	$1,804,695
Total Health Care		35,103,424
Industrials | 27.3%
Aerospace & Defense
Triumph Group, Inc. (a)	108,130	2,784,348
Building Products
Hayward Holdings, Inc. (a)	444,300	6,131,340
Commercial Services & Supplies
OPENLANE, Inc. (a)	175,600	4,293,420
Construction & Engineering
Comfort Systems USA, Inc.	7,288	3,907,898
Machinery
ESAB Corp.	59,776	7,205,997
Federal Signal Corp.	79,794	8,491,677
John Bean Technologies Corp.	39,700	4,774,322
Marine Transportation
Kirby Corp. (a)	36,000	4,082,760
Professional Services
CACI International Inc., Class A (a)	11,071	5,277,546
Verra Mobility Corp. (a)	109,200	2,772,588
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	32,526	7,560,669
Total Industrials		57,282,565
Information Technology | 17.1%
Electronic Equipment, Instruments & Components
Advanced Energy Industries, Inc. (a)	59,662	7,905,215
Plexus Corp.	40,800	5,520,648
Semiconductors & Semiconductor Equipment
Axcelis Technologies, Inc. (a)	34,200	2,383,398
Diodes Inc. (a)	68,686	3,632,802
Software
CCC Intelligent Solutions Holdings Inc. (a)	374,000	3,519,340
Descartes Systems Group Inc. (The)	69,370	7,051,114
Q2 Holdings, Inc. (a)	62,300	5,830,657
Total Information Technology		35,843,174
Materials | 4.1%
Chemicals
Avient Corp.	159,227	5,144,625
Element Solutions Inc.	156,600	3,546,990
Total Materials		8,691,615

The accompanying notes are an integral part of these financial statements.	Portfolio of Investments

Portfolio of Investments  |  Small-Company Stock Fund  |  June 30, 2025  |  (Unaudited)  |
(Continued)
Common Stocks | 97.6% of portfolio (Continued)
	Shares	Value
Real Estate | 1.7%
Real Estate Management & Development
Cushman & Wakefield PLC (a)	319,800	$3,540,186
Total Real Estate		3,540,186
Total Common Stocks
(Cost $162,172,679)		204,425,757
Money Market Fund | 2.4% of portfolio

State Street Institutional U.S. Government Money Market Fund Premier Class, 4.27% (b)	5,075,184	5,075,184
Total Money Market Fund
(Cost $5,075,184)		5,075,184
Total Investments in Securities
(Cost $167,247,863) | 100.0%		$209,500,941
(a)	Non-income producing.
(b)	7-day yield at June 30, 2025.
PLC -Public Limited Company
Portfolio of Investments	The accompanying notes are an integral part of these financial statements.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets	Daily Income Fund	Short-Term Government Securities Fund	Short-Term Bond Fund
Investments in securities, excluding repurchase agreements, at value (cost:$105,252,186, $57,967,635, $416,361,097, $136,942,849, $15,771,325, $589,480,822, $204,097,915, $71,319,756 and $167,247,863, respectively)	$105,252,186	$58,053,352	$420,402,823
Repurchase Agreements, at value and cost	120,000,000	—	—
Foreign currency (cost $17,688)	—	—	—
Investment securities sold receivable	—	—	—
Dividends, interest, and tax reclaims receivable	413,374	250,896	3,889,379
Capital shares sold receivable	336,179	18,958	66,264
Prepaid expenses	30,501	7,341	47,053
Total Assets	226,032,240	58,330,547	424,405,519
Liabilities
Investment securities purchased payable	—	—	—
Accrued expenses payable	65,293	25,597	134,410
Independent Director/Trustee's deferred compensation payable	676	557	3,285
Capital shares redeemed payable	123,461	3,288	55,120
Dividends payable	2,243	13,125	34,577
Due to Homestead Advisers	77,513	5,509	216,598
Total Liabilities	269,186	48,076	443,990
Net Assets	$225,763,054	$58,282,471	$423,961,529
Net Assets Consist Of:
Distributable earnings (losses)	(13,708)	(3,036,595)	(27,003,521)
Paid-in-capital applicable to outstanding shares of 225,777,113, 11,562,805, 85,087,091, 29,104,419, 6,142,467, 19,480,681, 21,115,566, 8,903,181 and 8,653,291, respectively	225,776,762	61,319,066	450,965,050
Net Assets	$225,763,054	$58,282,471	$423,961,529
Net Asset Value Per Share	$1.00	$5.04	$4.98

(a)	Represents investment in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors.

Statements of Assets and Liabilities	The accompanying notes are an integral part of these financial statements.

Intermediate Bond Fund	Stock Index Fund	Value Fund	Growth Fund	International Equity Fund	Small-Company Stock Fund
$132,661,639	$276,096,332(a)	$1,031,737,413	$413,239,883	$96,429,746	$209,500,941
—	—	—	—	—	—
—	—	—	—	17,704	—
—	38,144	—	225,493	—	1,955,424
1,135,375	—	706,797	98,070	447,483	154,941
2,860	59,401	75,504	29,463	4,559	23,489
14,874	41,410	105,178	48,326	15,801	27,192
133,814,748	276,235,287	1,032,624,892	413,641,235	96,915,293	211,661,987

—	—	—	277,151	46,292	1,071,822
103,665	38,376	270,768	100,353	15,871	123,169
191	3,947	5,466	891	931	3,110
824	97,545	1,317,924	165,817	2,515	214,205
1,417	21,663	630,560	90,005	22,619	154,736
13,468	60,397	409,477	216,691	60,695	151,200
119,565	221,928	2,634,195	850,908	148,923	1,718,242
$133,695,183	$276,013,359	$1,029,990,697	$412,790,327	$96,766,370	$209,943,745

(20,788,030)	259,379,646	495,516,746	240,854,888	30,937,419	53,283,316
154,483,213	16,633,713	534,473,951	171,935,439	65,828,951	156,660,429
$133,695,183	$276,013,359	$1,029,990,697	$412,790,327	$96,766,370	$209,943,745
$4.59	$44.94	$52.87	$19.55	$10.87	$24.26
The accompanying notes are an integral part of these financial statements.	Statements of Assets and Liabilities

Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

Investment Income	Daily Income Fund	Short-Term Government Securities Fund	Short-Term Bond Fund
Interest	$4,873,435	$1,129,902	$10,097,621
Dividends	—	—	—
Allocated from Master Portfolio
Dividends	—	—	—
Interest	—	—	—
Total Investment Income	4,873,435	1,129,902	10,097,621
Expenses
Management fees	443,888	128,609	1,283,148
Shareholder servicing	50,034	36,904	56,625
Custodian, accounting, and administrative servicing	47,607	41,622	68,330
Legal and audit	33,162	12,860	63,081
Director, Trustee, and Board meeting expenses	32,727	10,864	78,682
Registration	24,251	22,537	22,723
Printing and regulatory filings	5,624	2,805	7,499
Insurance	4,985	745	5,678
Communication	957	142	121
Sub-transfer agency	—	550	7,317
Other expenses	9,904	7,301	40,818
Administration fees	—	—	—
Allocated from Master Portfolio	—	—	—
Total Expenses	653,139	264,939	1,634,022
Less fees waived by Homestead Advisers	—	(50,590)	—
Net Expenses	653,139	214,349	1,634,022
Net Investment Income (Loss)	4,220,296	915,553	8,463,599
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	682	158,196	373,176
Net change in unrealized apprecation (depreciation)	—	744,640	5,139,125
Net Gain (Loss) On Investments	682	902,836	5,512,301
Net Increase (Decrease) In Net Assets From Operations	$4,220,978	$1,818,389	$13,975,900

(a)	Includes foreign tax withholding expense of $9,358 in Stock Index, $27,032 in Value, $7,816 in Growth, $175,865 in International Equity and $8,021 in Small Company Stock Funds.
(b)	Represents expenses allocated to the Fund by the S&P 500 Master Portfolio after expense reimbursements of $809.
(c)	Represents realized and unrealized gains on investments allocated from the Master Portfolio.

Statements of Operations	The accompanying notes are an integral part of these financial statements.

Intermediate Bond Fund	Stock Index Fund	Value Fund	Growth Fund	International Equity Fund	Small-Company Stock Fund
$3,131,985	$—	$286,844	$48,616	$59,322	$130,940
—	—	9,138,094(a)	967,751(a)	1,467,840(a)	859,374(a)

—	1,657,874(a)	—	—	—	—
—	19,118	—	—	—	—
3,131,985	1,676,992	9,424,938	1,016,367	1,527,162	990,314

410,103	—	2,340,995	1,206,383	341,089	898,245
29,662	69,562	109,903	76,672	63,659	75,210
57,471	35,798	99,373	59,529	52,635	40,873
23,519	38,959	154,777	63,548	18,711	39,281
24,914	44,944	183,252	68,212	17,085	41,233
36,012	19,241	24,502	21,221	18,792	20,472
2,721	2,315	18,783	9,303	5,648	12,136
1,833	2,316	13,258	5,149	1,133	3,115
71	1,705	313	304	378	291
—	7,936	115,013	21,108	686	54,481
16,476	7,447	20,102	8,670	2,864	5,049
—	319,756	—	—	—	—
—	12,956(b)	—	—	—	—
602,782	562,935	3,080,271	1,540,099	522,680	1,190,386
(55,977)	—	—	—	—	—
546,805	562,935	3,080,271	1,540,099	522,680	1,190,386
2,585,180	1,114,057	6,344,667	(523,732)	1,004,482	(200,072)

(1,137,802)	319,942(c)	54,131,132	33,373,726	4,867,341	10,636,840
3,264,489	14,140,022(c)	3,280,479	(1,760,358)	6,447,632	(25,255,766)
2,126,687	14,459,964	57,411,611	31,613,368	11,314,973	(14,618,926)
$4,711,867	$15,574,021	$63,756,278	$31,089,636	$12,319,455	$(14,818,998)
The accompanying notes are an integral part of these financial statements.	Statements of Operations

Statements of Changes in Net Assets

	Daily Income Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,220,296	$10,121,919
Net realized gain (loss) on investments	682	5,918
Net change in unrealized appreciation (depreciation)	—	—
Increase (decrease) in net assets from operations	4,220,978	10,127,837
Distributions to Shareholders
Distributions to shareholders	(4,220,296)	(10,057,835)
Total Distributions to shareholders	(4,220,296)	(10,057,835)
Capital Share Transactions
Net capital share transactions	1,406,460	5,834,131
Total increase (decrease) in net assets from capital transactions	1,406,460	5,834,131
Total Increase (Decrease) In Net Assets	1,407,142	5,904,133
Net Assets
Beginning of period	$224,355,912	$218,451,779
End of period	$225,763,054	$224,355,912

Statements of Changes in Net Assets	The accompanying notes are an integral part of these financial statements.

Short-Term Government Securities Fund		Short-Term Bond Fund		Intermediate Bond Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$915,553	$1,789,643	$8,463,599	$16,587,134	$2,585,180	$4,857,196
158,196	70,753	373,176	(1,908,856)	(1,137,802)	(301,531)
744,640	(74,097)	5,139,125	2,994,624	3,264,489	(2,070,728)
1,818,389	1,786,299	13,975,900	17,672,902	4,711,867	2,484,937

(937,840)	(1,848,507)	(8,521,592)	(16,703,009)	(2,609,719)	(4,927,834)
(937,840)	(1,848,507)	(8,521,592)	(16,703,009)	(2,609,719)	(4,927,834)

207,832	(181,096)	(16,556,141)	(13,167,189)	(9,011,881)	14,228,621
207,832	(181,096)	(16,556,141)	(13,167,189)	(9,011,881)	14,228,621
1,088,381	(243,304)	(11,101,833)	(12,197,296)	(6,909,733)	11,785,724

$57,194,090	$57,437,394	$435,063,362	$447,260,658	$140,604,916	$128,819,192
$58,282,471	$57,194,090	$423,961,529	$435,063,362	$133,695,183	$140,604,916

The accompanying notes are an integral part of these financial statements.	Statements of Changes in Net Assets

Statements of Changes in Net Assets (Continued)

	Stock Index Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,114,057	$2,210,234
Net realized gain (loss) on investments	319,942	727,001
Net change in unrealized appreciation (depreciation)	14,140,022	50,322,952
Increase (decrease) in net assets from operations	15,574,021	53,260,187
Distributions to Shareholders
Distributions to shareholders	(656,372)	(2,817,984)
Total Distributions to shareholders	(656,372)	(2,817,984)
Capital Share Transactions
Net capital share transactions	(246,653)	(13,126,847)
Total increase (decrease) in net assets from capital transactions	(246,653)	(13,126,847)
Total Increase (Decrease) In Net Assets	14,670,996	37,315,356
Net Assets
Beginning of period	$261,342,363	$224,027,007
End of period	$276,013,359	$261,342,363

Statements of Changes in Net Assets	The accompanying notes are an integral part of these financial statements.

Value Fund		Growth Fund		International Equity Fund
Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$6,344,667	$13,208,202	$(523,732)	$(1,146,262)	$1,004,482	$1,103,876
54,131,132	90,893,410	33,373,726	28,724,231	4,867,341	1,067,103
3,280,479	29,468,688	(1,760,358)	67,779,800	6,447,632	(1,227,957)
63,756,278	133,570,300	31,089,636	95,357,769	12,319,455	943,022

(28,487,827)	(92,287,765)	(8,673,607)	(23,481,037)	(363,736)	(2,337,192)
(28,487,827)	(92,287,765)	(8,673,607)	(23,481,037)	(363,736)	(2,337,192)

(14,736,149)	19,382,227	(669,538)	(840,941)	(1,539,827)	837,726
(14,736,149)	19,382,227	(669,538)	(840,941)	(1,539,827)	837,726
20,532,302	60,664,762	21,746,491	71,035,791	10,415,892	(556,444)

$1,009,458,395	$948,793,633	$391,043,836	$320,008,045	$86,350,478	$86,906,922
$1,029,990,697	$1,009,458,395	$412,790,327	$391,043,836	$96,766,370	$86,350,478

The accompanying notes are an integral part of these financial statements.	Statements of Changes in Net Assets

Statements of Changes in Net Assets (Continued)

	Small-Company Stock Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Increase (Decrease) In Net Assets
Operations
Net investment income	$(200,072)	$(314,099)
Net realized gain (loss) on investments	10,636,840	15,763,481
Net change in unrealized appreciation (depreciation)	(25,255,766)	4,238,054
Increase (decrease) in net assets from operations	(14,818,998)	19,687,436
Distributions to Shareholders
Distributions to shareholders	(3,836,041)	(12,490,919)
Total Distributions to shareholders	(3,836,041)	(12,490,919)
Capital Share Transactions
Net capital share transactions	(9,692,264)	(15,914,236)
Total increase (decrease) in net assets from capital transactions	(9,692,264)	(15,914,236)
Total Increase (Decrease) In Net Assets	(28,347,303)	(8,717,719)
Net Assets
Beginning of period	$238,291,048	$247,008,767
End of period	$209,943,745	$238,291,048
Statements of Changes in Net Assets	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Daily Income Fund

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
For a Share Outstanding Throughout Each Period		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.02	0.05	0.04	0.01(a,b)	—(a,b,c)	(—)(a,b,c)
Net realized and unrealized gain (loss) on investments	—(c)	—(c)	—(c)	—(c)	—(c)	—(c)
Total from investment operations	0.02	0.05	0.04	0.01(a)	—(a,c)	—(a,c)
Distributions
Net investment income	(0.02)	(0.05)	(0.04)	(0.01)	—(c)	—(c)
Net realized gain	—	—	—	—	—	—
Total distributions	(0.02)	(0.05)	(0.04)	(0.01)	—(a,c)	—(a,c)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.90%(d)	4.68%	4.58%	1.20%	0.01%	0.19%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$225,763	$224,356	$218,452	$204,560	$179,589	$171,783
Ratio of net investment income to average net assets	3.80%(e)	4.61%	4.48%	1.24%(a,b)	0.01%(a,b)	0.17%(a,b)
Ratio of gross expenses before voluntary expense limitation to average net assets	0.59%(e)	0.59%	0.59%	0.59%	0.70%	0.78%
Ratio of expenses to average net assets	0.59%(e)	0.59%	0.59%	0.48%(a,b)	0.04%(a,b)	0.37%(a,b)

(a)	Effective August 14, 2009, Homestead Advisers agreed to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. The temporary waiver continued through May 11, 2017 and April 20, 2020 through May 6, 2022.
(b)	Excludes excess investment management fees and other expenses voluntarily waived and reimbursed by Homestead Advisers.
(c)	Less than $0.01 per share.
(d)	Aggregate total return for the period.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Financial Highlights
Short-Term Government Securities Fund

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
For a Share Outstanding Throughout Each Period		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$4.96	$4.97	$4.87	$5.21	$5.29	$5.21
Income from investment operations
Net investment income	0.08	0.16	0.12	0.06	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.08	(0.01)	0.10	(0.34)	(0.08)	0.18
Total from investment operations	0.16	0.15	0.22	(0.28)	(0.06)	0.21
Distributions
Net investment income	(0.08)	(0.16)	(0.12)	(0.06)	(0.02)	(0.03)
Net realized gain	—	—	—	—	—	(0.10)
Total distributions	(0.08)	(0.16)	(0.12)	(0.06)	(0.02)	(0.13)
Net Asset Value, End of Period	$5.04	$4.96	$4.97	$4.87	$5.21	$5.29
Total Return	3.27%(a)	3.07%	4.68%	-5.41%	-1.18%	4.13%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$58,282	$57,194	$57,437	$67,671	$77,512	$89,150
Ratio of net investment income to average net assets	3.20%(b,c)	3.12%(c)	2.51%(c)	1.16%(c)	0.32%(c)	0.58%(c)
Ratio of gross expenses before expense limitation to average net assets	0.93%(b)	0.88%	0.84%	0.80%	0.79%	0.81%
Ratio of expenses to average net assets	0.75%(b,c)	0.75%(c)	0.75%(c)	0.75%(c)	0.75%(c)	0.75%(c)
Portfolio turnover rate	306%(d)	463%(d)	442%(d,e)	202%(d)	155%(d)	299%(d)

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)	Excludes expenses in excess of a 0.75% contractual expense limitation with Homestead Advisers, in effect through April 30, 2026.
(d)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
(e)	The change in the portfolio turnover rate from 2022 to 2023, is due to an increase in trading of U.S. Treasury bonds, due to market events.
Financial Highlights	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Short-Term Bond Fund

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
For a Share Outstanding Throughout Each Period		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$4.92	$4.91	$4.81	$5.19	$5.32	$5.23
Income from investment operations
Net investment income	0.10	0.19	0.16	0.08	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.06	0.01	0.10	(0.38)	(0.08)	0.23
Total from investment operations	0.16	0.20	0.26	(0.30)	(0.06)	0.28
Distributions
Net investment income	(0.10)	(0.19)	(0.16)	(0.08)	(0.02)	(0.05)
Net realized gain	—	—	—	—	(0.05)	(0.14)
Total distributions	(0.10)	(0.19)	(0.16)	(0.08)	(0.07)	(0.19)
Net Asset Value, End of Period	$4.98	$4.92	$4.91	$4.81	$5.19	$5.32
Total Return	3.23%(a)	4.09%	5.40%	-5.72%	-1.11%	5.42%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$423,962	$435,063	$447,261	$480,809	$565,306	$565,061
Ratio of net investment income to average net assets	3.96%(b)	3.78%	3.20%	1.66%	0.40%	0.92%
Ratio of expenses to average net assets	0.76%(b)	0.77%	0.76%	0.76%	0.79%	0.78%
Portfolio turnover rate	164%(c)	322%(c)	395%(c)	328%(c)	355%(c)	328%(c)

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Financial Highlights
Intermediate Bond Fund

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
For a Share Outstanding Throughout Each Period		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$4.52	$4.61	$4.48	$5.28	$5.41	$5.13
Income from investment operations
Net investment income	0.09	0.17	0.15	0.10	0.07	0.08
Net realized and unrealized gain (loss) on investments	0.07	(0.09)	0.13	(0.80)	(0.13)	0.36
Total from investment operations	0.16	0.08	0.28	(0.70)	(0.06)	0.44
Distributions
Net investment income	(0.09)	(0.17)	(0.15)	(0.10)	(0.07)	(0.08)
Net realized gain	—	—	—	—	—	(0.08)
Total distributions	(0.09)	(0.17)	(0.15)	(0.10)	(0.07)	(0.16)
Net Asset Value, End of Period	$4.59	$4.52	$4.61	$4.48	$5.28	$5.41
Total Return	3.48%(a)	1.68%	6.35%	-13.38%	-1.12%	8.70%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$133,695	$140,605	$128,819	$130,758	$151,336	$92,660
Ratio of net investment income to average net assets	3.78%(b,c)	3.59%(c)	3.24%(c)	1.93%(c)	1.03%(c)	1.19%(c)
Ratio of gross expenses before expense limitation to average net assets	0.88%(b)	0.86%	0.89%	0.87%	0.91%	1.13%
Ratio of expenses to average net assets	0.80%(b,c)	0.80%(c)	0.80%(c)	0.80%(c)	0.80%(c)	0.80%(c)
Portfolio turnover rate	97%(d)	131%(d)	189%(d)	258%(d)	249%(d)	359%(d)

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)	Excludes expenses in excess of a 0.80% contractual expense limitation with Homestead Advisers, in effect through April 30, 2026.
(d)	Rate includes purchases and sales of long-term U.S. Treasury Bonds.
Financial Highlights	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Stock Index Fund

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
For a Share Outstanding Throughout Each Period		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.50	$34.53	$27.85	$34.82	$27.78	$23.93
Income from investment operations
Net investment income	0.18	0.37	0.39	0.34	0.29	0.32
Net realized and unrealized gain (loss) on investments	2.37	8.06	6.77	(6.78)	7.50	3.92
Total from investment operations	2.55	8.43	7.16	(6.44)	7.79	4.24
Distributions
Net investment income	(0.05)	(0.35)	(0.36)	(0.34)	(0.30)	(0.31)
Net realized gain	(0.06)	(0.11)	(0.12)	(0.19)	(0.45)	(0.08)
Total distributions	(0.11)	(0.46)	(0.48)	(0.53)	(0.75)	(0.39)
Net Asset Value, End of Period	$44.94	$42.50	$34.53	$27.85	$34.82	$27.78
Total Return	5.99%(a)	24.39%	25.73%	-18.50%	28.09%	17.80%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$276,013	$261,342	$224,027	$191,640	$241,756	$188,823
Ratio of net investment income to average net assets	0.87%(b)	0.89%	1.20%	1.12%	0.91%	1.30%
Ratio of expenses to average net assets	0.44%(b)	0.48%	0.44%	0.48%	0.50%	0.53%
Portfolio turnover rate (c)	N/A	N/A	N/A	N/A	N/A	N/A

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)	Substantially all of the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. Please refer to the financial highlights in the Appendix for the portfolio turnover rate of the S&P 500 Index Master Portfolio.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Financial Highlights
Value Fund

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
For a Share Outstanding Throughout Each Period		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.05	$48.96	$46.29	$54.33	$47.28	$51.51
Income from investment operations
Net investment income	0.33	0.67	0.72	0.68	0.63	0.66
Net realized and unrealized gain (loss) on investments	2.99	6.38	5.14	(3.84)	11.12	2.94
Total from investment operations	3.32	7.05	5.86	(3.16)	11.75	3.60
Distributions
Net investment income	(0.33)	(0.66)	(0.72)	(0.68)	(0.64)	(0.66)
Net realized gain	(1.17)	(4.30)	(2.47)	(4.20)	(4.06)	(7.17)
Total distributions	(1.50)	(4.96)	(3.19)	(4.88)	(4.70)	(7.83)
Net Asset Value, End of Period	$52.87	$51.05	$48.96	$46.29	$54.33	$47.28
Total Return	6.50%(a)	14.31%	12.86%	-5.50%	25.07%	7.61%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$1,029,991	$1,009,458	$948,794	$925,133	$1,048,264	$928,744
Ratio of net investment income to average net assets	1.27%(b)	1.30%	1.50%	1.42%	1.14%	1.35%
Ratio of expenses to average net assets	0.62%(b)	0.62%	0.64%	0.62%	0.63%	0.65%
Portfolio turnover rate	7%	14%	10%	10%	9%	22%

(a)	Aggregate total return for the period.
(b)	Annualized.
Financial Highlights	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Growth Fund

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
For a Share Outstanding Throughout Each Period		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.47	$14.98	$10.40	$16.66	$15.56	$11.78
Income from investment operations
Net investment loss	(0.02)	—(a)	(—)	—	(0.08)	(—)
Net realized and unrealized gain (loss) on investments	1.52	4.65	4.96	(5.55)	2.70	4.52
Total from investment operations	1.50	4.65	4.96	(5.55)	2.62	4.52
Distributions
Net investment income	—	—	—	—	—	—
Net realized gain	(0.42)	(1.16)	(0.38)	(0.71)	(1.52)	(0.74)
Total distributions	(0.42)	(1.16)	(0.38)	(0.71)	(1.52)	(0.74)
Net Asset Value, End of Period	$19.55	$18.47	$14.98	$10.40	$16.66	$15.56
Total Return	8.12%(b)	30.90%	47.81%	-33.45%	17.13%	38.65%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$412,790	$391,044	$320,008	$234,678	$379,264	$319,660
Ratio of net investment loss to average net assets	(0.28)%(c)	(0.32)%	(0.28)%	(0.35)%	(0.50)%	(0.46)%
Ratio of expenses to average net assets	0.81%(c)	0.82%	0.84%	0.83%	0.84%	0.89%
Portfolio turnover rate	20%(d)	20%	19%	23%	26%	23%

(a)	Less than $0.01 per share.
(b)	Aggregate total return for the period.
(c)	Annualized.
(d)	The 2025 year to date portfolio turnover is trending higher than the portfolio turnover for the prior year due to a repositioning of the portfolio as a result of market volatility.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Financial Highlights
International Equity Fund

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
For a Share Outstanding Throughout Each Period		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.53	$9.69	$8.86	$11.52	$10.84	$8.99
Income from investment operations
Net investment income	0.11	0.12	0.14	0.19	0.13	0.06
Net realized and unrealized gain (loss) on investments	1.27	(0.02)	1.25	(2.40)	1.07	1.86
Total from investment operations	1.38	0.10	1.39	(2.21)	1.20	1.92
Distributions
Net investment income	(0.02)	(0.11)	(0.15)	(0.18)	(0.12)	(0.07)
Net realized gain	(0.02)	(0.15)	(0.41)	(0.27)	(0.40)	—
Total distributions	(0.04)	(0.26)	(0.56)	(0.45)	(0.52)	(0.07)
Net Asset Value, End of Period	$10.87	$9.53	$9.69	$8.86	$11.52	$10.84
Total Return	14.49%(a)	1.01%	15.82%	-19.13%	11.09%	21.34%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$96,766	$86,350	$86,907	$82,091	$103,285	$91,541
Ratio of net investment income to average net assets	2.21%(b)	1.25%	1.45%(c)	1.97%(c)	1.07%(c)	0.65%(c)
Ratio of gross expenses before voluntary expense limitation to average net assets	1.15%(b)	1.15%	1.14%	1.16%	1.19%	1.24%
Ratio of expenses to average net assets	1.15%(b)	1.15%	1.04%(c)	1.00%(c)	1.00%(c)	0.99%(c)
Portfolio turnover rate	11%	12%	20%	13%	13%	15%

(a)	Aggregate total return for the period.
(b)	Annualized.
(c)	Excludes expenses in excess of a 0.99% contractual expense limitation with Homestead Advisers prior to May 1, 2021 and a 1.00% contractual expense limitation with Homestead Advisers, in effect from May 1, 2021 through September 23, 2023.
Financial Highlights	The accompanying notes are an integral part of these financial statements.

Financial Highlights
Small-Company Stock Fund

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
For a Share Outstanding Throughout Each Period		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.35	$25.55	$22.69	$28.72	$28.36	$26.25
Income from investment operations
Net investment income (loss)	(0.02)	0.01	0.02	(—)	0.12	(—)
Net realized and unrealized gain (loss) on investments	(1.62)	2.22	3.83	(4.87)	5.53	5.70
Total from investment operations	(1.64)	2.23	3.85	(4.87)	5.65	5.70
Distributions
Net investment income	—	—	(0.02)	—(a)	(0.12)	—(a)
Net realized gain	(0.45)	(1.43)	(0.97)	(1.16)	(5.17)	(3.59)
Total distributions	(0.45)	(1.43)	(0.99)	(1.16)	(5.29)	(3.59)
Net Asset Value, End of Period	$24.26	$26.35	$25.55	$22.69	$28.72	$28.36
Total Return	-6.22%(b)	8.52%	17.09%	-16.91%	20.68%	22.08%
Ratios/Supplemental Data
Net assets, end of period (thousands)	$209,944	$238,291	$247,009	$240,345	$314,019	$286,538
Ratio of net investment income (loss) to average net assets	(0.19)%(c)	(0.13)%	0.13%	0.01%	0.36%	(0.16)%
Ratio of expenses to average net assets	1.12%(c)	1.14%	1.07%	1.05%	1.06%	1.12%
Portfolio turnover rate	23%(d)	17%	15%	16%	24%	18%

(a)	Less than $0.01 per share.
(b)	Aggregate total return for the period.
(c)	Annualized.
(d)	The 2025 year to date portfolio turnover is trending higher than the portfolio turnover for the prior year due to a repositioning of the portfolio as a result of market volatility.
The accompanying notes are an integral part of these financial statements.	Financial Highlights

Notes to Financial Statements | (Unaudited)

1.    Organization
Homestead Funds, Inc. (the "Corporation") is a Maryland corporation organized on June 29, 1990.  Homestead Funds Trust (the "Trust") is a Massachusetts business trust organized on February 15, 2019.  The Corporation and the Trust are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation currently consists of eight portfolios, Daily Income Fund, Short-Term Government Securities Fund, Short-Term Bond Fund, Stock Index Fund, Value Fund, Growth Fund, International Equity Fund, and Small-Company Stock Fund, and the Trust currently consists of the Intermediate Bond Fund (each individually a  "Fund" and collectively, the "Homestead Funds" or "Funds").  The Board of Directors of the Corporation and the Board of Trustees of the Trust are referred to collectively as the "Board".
Each Fund is a separate investment portfolio with distinct investment objectives, investment programs, policies and restrictions. The investment objectives of the Funds, as well as the nature and risks of the investment activities of each Fund, are set forth more fully in Homestead Funds’ Prospectus and Statement of Additional Information.  All of the Funds are diversified for purposes of the Act.
The Stock Index Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. At June 30, 2025, the Stock Index Fund was operating as a feeder fund, whereby substantially all of its assets are invested in the S&P 500 Index Master Portfolio (“Master Portfolio”), an open-end investment company managed by BlackRock Fund Advisors. At June 30, 2025, the Stock Index Fund’s investment constituted 0.55% of the Master Portfolio.
2.    Summary of Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Homestead Funds is considered an Investment Company under GAAP and follows the accounting and reporting guidance set forth in ASC Topic 946 Financial Services—Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation Each Fund’s net asset value per share is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. ET), ("Valuation Time").  Net asset values per share normally are calculated every day the NYSE is open for regular trading. The NYSE is closed on weekends and major holidays. On any day that regular trading on the NYSE closes earlier than scheduled, the Fund will advance the time as of which the NAV is calculated and, therefore, also the time by which purchase and redemption orders must be received in order to receive that day's NAV.  The Board has designated Homestead Advisers Corp. ("Adviser" or "Homestead Advisers") as the Funds' valuation designee pursuant to Rule 2a-5 under the 1940 Act effective September 8, 2022.  Homestead Advisers and the Board have each adopted policies and procedures for the valuation of portfolio securities ("Valuation Procedures").  Portfolio securities for which market quotations are readily available are valued at current market value as of the Valuation Time in accordance with the Valuation Procedures. Market value is generally determined on the basis of official closing prices or the last reported sales prices and/or may be based on quotes or prices (including evaluated prices) supplied by the Funds’ approved independent pricing services. Homestead Advisers will fair value a security in accordance with the Valuation Procedures if: (i) readily available market quotations are not available; (ii) in the opinion of the Homestead Advisers, the market value does not constitute a readily available market quotation or does not reflect fair value; or (iii) a significant event has occurred that would impact a security's valuation.
The Board has delegated day-to-day responsibility for determining the fair value of securities to the Adviser.  Homestead Advisers has chartered an internal Valuation Committee to oversee the implementation of the Valuation Procedures, monitor the valuation process, and provide quarterly reports to the Board. The Valuation Committee reports all instances of fair valuation to the Board at each quarterly Board meeting, as applicable.
A disclosure hierarchy that categorizes the inputs used to value assets and liabilities at measurement date has been established under GAAP. These inputs are summarized into three broad levels as follows:
•  Level 1—quoted prices in active markets for identical investments;
•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.
The Funds use the following valuation techniques to value securities by major category:
Registered investment company shares (other than shares of exchange-traded funds and closed-end fund shares that trade on an exchange) are valued at the net asset value determined by the registered investment company after the close of the NYSE. The Funds invest in regulated investment companies that seek to maintain a share price of $1.00 and are categorized as Level 1 in the hierarchy.
Domestic equity securities and shares of exchange traded funds that are traded on a national securities exchange are valued at the closing price as reported by an independent pricing service from the primary market in which the securities trade and are categorized as Level 1. Securities not traded or dealt in upon a national securities exchange for which over-the-counter market quotations are readily available generally are valued (i) at the last quoted sales price (if adequate trading volume is present) or, (ii) otherwise at the last bid price.
Foreign equity securities that are traded on a foreign exchange are valued based on the closing price as reported by an independent pricing service from the primary market in which such securities are normally traded. An independent pricing service is utilized to fair value foreign equity securities based on the impact of market events between the close of the foreign exchange and the time the net asset value is calculated. Foreign equity securities that are fair valued are categorized as Level 2 in the hierarchy and foreign equity securities not fair valued are categorized as Level 1.
Fixed-income securities, including corporate, government, municipal, mortgage-backed and asset-backed securities are (1) valued by an independent pricing service based on market prices or broker/dealer quotations or other appropriate measures, or (2) valued at market value generated by Homestead Advisers using a pricing matrix or model based on benchmark yields, issuer, spreads,monthly payment information or other available market information for securities of similar characteristics.  For purposes of the Valuation Procedures, the process described in (2) is deemed to be a fair valuation of such portfolio securities, solely for the purpose of the applicability of the fair valuation determinations set forth in the Valuation Procedures. For fixed-income securities, the security is valued following the sequence above and flows to the next method only if the prior method is not available.
Fixed income securities utilizing these methods are generally categorized as Level 2. Fixed income securities that are valued using only a broker quote, absent corroborating observable inputs are categorized as Level 3.
Fixed income securities and commercial paper held in the Daily Income Fund are valued at amortized cost and are categorized as Level 2 in the hierarchy. The amortized cost method does not take into account unrealized gains or losses on the portfolio securities. Amortized cost valuation involves initially valuing a security at its cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value of a security, as determined by amortized cost, may be higher or lower than the price the Daily Income Fund would receive if it sold the security.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would impact a security’s valuation, the security will be fair valued as determined in good faith by the Fund's Adviser as the Valuation Designee. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and therefore, is subject to the risk that the value that is assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security were readily available. Such securities are generally categorized as Level 3 in the hierarchy.
The Stock Index Fund records its investment in the Master Portfolio at the market value of its proportionate interest in the net assets of the Master Portfolio. For purposes of determining the net asset value of the Stock Index Fund, the securities of the Master Portfolio are priced by the investment advisor to the Master Portfolio under the direction of the Board of Trustees of the Master Portfolio. The policies and procedures are discussed in the notes to the Master Portfolio’s financial statements, included in the Appendix of this report.
The following table summarizes each Fund’s investments, based on the inputs used to determine their values on June 30, 2025 (other than Stock Index Fund). The level classifications of the Master Portfolio as of June 30, 2025 are included in the Appendix.
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
Daily Income Fund	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$ —	$120,000,000	$ —	$120,000,000
U.S. Government & Agency Obligations	—	84,228,596	—	84,228,596
Money Market Fund	21,023,590	—	—	21,023,590
Total	$21,023,590	$204,228,596	$ —	$225,252,186

Short-Term Government Securities Fund
U.S. Government & Agency Obligations	$ —	$33,170,722	$ —	$33,170,722
Mortgage-Backed Securities	—	15,015,978	—	15,015,978
Asset-Backed Securities	—	3,238,588	—	3,238,588
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	2,607,053	—	2,607,053
Corporate Bonds–Other	—	2,589,735	—	2,589,735
Money Market Fund	1,431,276	—	—	1,431,276
Total	$1,431,276	$56,622,076	$ —	$58,053,352

Short-Term Bond Fund
Corporate Bonds–Other	$ —	$148,466,631	$ —	$148,466,631
U.S. Government & Agency Obligations	—	92,217,800	—	92,217,800
Asset-Backed Securities	—	64,149,756	—	64,149,756
Mortgage-Backed Securities	—	59,623,258	—	59,623,258
Yankee Bonds	—	50,494,692	—	50,494,692
Corporate Bonds Guaranteed by Export-Import Bank of the United States	—	335,487	—	335,487
Money Market Fund	5,115,199	—	—	5,115,199
Total	$5,115,199	$415,287,624	$ —	$420,402,823

Intermediate Bond Fund
Mortgage-Backed Securities	$ —	$39,952,754	$ —	$39,952,754
Corporate Bonds–Other	—	37,925,634	—	37,925,634
U.S. Government & Agency Obligations	—	26,064,322	—	26,064,322
Asset-Backed Securities	—	13,438,232	—	13,438,232
Yankee Bonds	—	11,913,948	—	11,913,948
Municipal Bonds	—	1,508,317	—	1,508,317
Money Market Fund	1,858,432	—	—	1,858,432
Total	$1,858,432	$130,803,207	$ —	$132,661,639

Value Fund
Common Stocks	$1,018,931,267	$ —	$ —	$1,018,931,267
Money Market Fund	12,806,146	—	—	12,806,146
Total	$1,031,737,413	$ —	$ —	$1,031,737,413

Growth Fund
Common Stocks	$409,402,721	$ —	$ —	$409,402,721
Money Market Fund	3,837,162	—	—	3,837,162
Total	$413,239,883	$ —	$ —	$413,239,883

International Equity Fund
Common Stocks	$19,311,525	$73,198,652	$ —	$92,510,177
Money Market Fund	3,919,569	—	—	3,919,569
Total	$23,231,094	$73,198,652	$ —	$96,429,746

Small-Company Stock Fund
Common Stocks	$204,425,757	$ —	$ —	$204,425,757
Money Market Fund	5,075,184	—	—	5,075,184
Total	$209,500,941	$ —	$ —	$209,500,941
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
Foreign currency The International Equity Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. Foreign-denominated assets, including investment securities and liabilities are translated into U.S. dollars at the exchange rate at the end of the period. Purchases and sales of investment securities and income and dividends received are translated into U.S. dollars at the exchange rate in effect on the transaction date. Currency gains and losses and the effects of exchange rate fluctuations on investments are included with the realized and unrealized gain (loss) on investment securities.
To-be-announced securities  The Intermediate Bond Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date.  These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price.  The Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA security.
Repurchase Agreements  The Daily Income Fund may enter into repurchase agreements.  Collateral on repurchase agreements is taken into possession by the Fund upon entering into the repurchase agreement.  Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is a least 102% of the sales price of the repurchase agreement.  The principal amount of the repurchase agreement is equal to the value at period-end.  If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Daily Income Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Distributions to shareholders Dividends to shareholders are recorded on the ex-dividend date. Ordinary income dividends for the Daily Income, Short-Term Government Securities, Short-Term Bond, and Intermediate Bond Funds are declared daily and paid monthly. Ordinary income dividends for Value Fund are declared and paid semi-annually. Ordinary income dividends for Stock Index, Growth, International Equity, and Small-Company Stock Funds are declared and paid annually. Capital gains dividends, if any, are declared and paid at the end of each fiscal year. Any unpaid ordinary income or capital gains will be paid in June of the subsequent year, but no later than the extended due date of the federal tax return.
Other Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount, and expenses are recorded on the accrual basis. Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are reported on the identified cost basis.
The Stock Index Fund records a pro rata share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses in addition to the Fund’s own expenses, which are accrued daily.
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and therefore cannot be estimated; however,  the Funds have not had prior claims or losses pursuant to these contracts.
General expenses of the Trust are allocated to each fund of the Trust and general expenses of the Corporation are allocated to each fund of the Corporation, in each case based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.
Management considered events occurring between the date of this report, June 30, 2025, and the date of issuance of this report in determining adjustments to the financial statements or necessary disclosures in this report.
3.    Federal Income Tax Information
The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no provision for Federal income taxes is required.
Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations.
Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances.
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of the following: futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, unused capital losses, partnership investments, deferred Director’s fees, passive foreign investment company transactions, and REIT transactions, which are reflected as book/tax differences in the following tables.
At June 30, 2025, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value was as follows:
	Tax Cost	Tax Appreciation	Tax Depreciation	Net Tax Appreciation (Depreciation)
Daily Income Fund	$225,252,186	$—	$—	$—
Short-Term Gov. Securities Fund	$57,967,635	$512,567	$(426,850)	$85,717
Short-Term Bond Fund	$416,411,371	$5,250,892	$(1,259,440)	$3,991,452
Intermediate Bond Fund	$137,095,563	$1,327,438	$(5,761,362)	$(4,433,924)
Value Fund	$590,507,266	$465,502,024	$(24,271,877)	$441,230,147
Growth Fund	$205,206,476	$213,681,497	$(5,648,090)	$208,033,407
International Equity Fund	$71,372,087	$28,125,538	$(3,067,863)	$25,057,675
Small-Company Stock Fund	$166,594,142	$55,774,575	$(12,867,776)	$42,906,799

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales. Net unrealized appreciation/(depreciation) of Stock Index Fund in the Master Portfolio consists of an allocated portion of the portfolio’s unrealized appreciation/(depreciation). For information pertaining to the unrealized appreciation/(depreciation) for the Master Portfolio, please refer to the Appendix of this report.
4.    Investment Transactions
Purchases and proceeds from sales of securities, other than short-term and U.S. Government securities, for the period ended June 30, 2025, were as follows:
	Purchases	Proceeds from Sale
Short-Term Gov. Securities Fund	$6,202,488	$6,267,180
Short-Term Bond Fund	$154,319,613	$126,465,139
Intermediate Bond Fund	$30,471,464	$31,296,563
Value Fund	$70,534,954	$105,642,181
Growth Fund	$76,275,975	$86,797,974
International Equity Fund	$9,659,576	$12,707,961
Small-Company Stock Fund	$49,361,182	$63,461,074
Purchases and proceeds from sales of long-term U.S. Government securities, for the period ended June 30, 2025, were as follows:
	Purchases	Proceeds from Sale
Short-Term Gov. Securities Fund	$165,428,400	$165,288,169
Short-Term Bond Fund	$534,995,203	$577,783,381
Intermediate Bond Fund	$100,480,614	$107,963,066
5.    Related Parties
The investment management agreements between Homestead Funds, with respect to each Fund (other than the Stock Index Fund), and Homestead Advisers, an indirect, wholly-owned subsidiary of the National Rural Electric Cooperative Association (“NRECA”), provide for an annual investment management fee, that also provides for certain administrative services to the Funds, which is computed daily and paid monthly, based on each Fund’s average daily net assets, at the following annualized rates:
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
Management Fee
Daily Income Fund	0.40% of average daily net assets
Short-Term Gov. Securities Fund	0.45% of average daily net assets
Short-Term Bond Fund	0.60% of average daily net assets up to $500 million
0.50% of average daily net assets up to next $500 million
0.40% of average daily net assets in excess of $1 billion
Intermediate Bond Fund	0.60% of average daily net assets up to $500 million
0.50% of average daily net assets up to next $500 million
0.45% of average daily net assets in excess of $1 billion
Value Fund	0.65% of average daily net assets up to $200 million
0.50% of average daily net assets up to next $200 million
0.40% of average daily net assets in excess of $400 million
Growth Fund	0.65% of average daily net assets up to $250 million
0.60% of average daily net assets in excess of $250 million
International Equity Fund	0.75% of average daily net assets up to $300 million
0.65% of average daily net assets up to next $100 million
0.55% of average daily net assets up to next $100 million
0.50% of average daily net assets in excess of $500 million
Small-Company Stock Fund	0.85% of average daily net assets up to $200 million
0.75% of average daily net assets in excess of $200 million
Homestead Financial Services Corp., a wholly-owned, indirect subsidiary of NRECA, is the distributor and principal underwriter for Homestead Funds and does not receive any commissions or other compensation for the services it provides.
Invesco Advisers, Inc. ("Invesco") is the sub-advisor of the Daily Income Fund. T. Rowe Price Associates, Inc. (“T. Rowe”) is the sub-advisor for the Growth Fund and Harding Loevner LP (“Harding”) is the sub-advisor for the International Equity Fund. The sub-advisors select, buy, and sell securities under the supervision and oversight of Homestead Advisers and the Board of Directors. Homestead Advisers pays the sub-advisors from the fees it receives from the Funds.
Homestead Advisers serves as the administrator for the Stock Index Fund pursuant to an Administrative Services Agreement with the fund, under which Homestead Advisers provides certain administrative services to the Fund. Pursuant to this agreement, Homestead Advisers receives a fee of 0.25% of the Fund's average daily net assets. In addition, the Stock Index Fund is allocated a management fee from the Master Portfolio, calculated daily at an annual rate of 0.01% of its average daily net assets. This fee includes advisory, custody, and administrative fees provided by the Master Portfolio on behalf of its investors. The financial information for the Master Portfolio is included in the Appendix.
Homestead Advisers has agreed, as part of the Expense Limitation Agreement entered into with Homestead Funds with respect to each Fund, except for the International Equity Fund, to waive its management fee and/or reimburse all Fund operating expenses, excluding certain non-recurring expenses, such as interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, expenses not incurred in the ordinary course of business, or, in the case of each Fund other than the Stock Index Fund, fees and expenses associated with an investment in another investment company or any company that would be an investment company under Section 3(a) of the Act, but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the Act, which in any year exceed 0.60% of the average daily net assets of the Daily Income Fund, 0.75% of the average daily net assets of the Short-Term Government Securities and Stock Index Funds; 0.80% of the average daily net assets of the Short-Term Bond and Intermediate Bond Funds; 1.00% of the average daily net assets of the Growth Fund; 1.25% of the average daily net assets of Value Fund, and 1.50% of the average daily net assets of Small-Company Stock Fund.  The Expense Limitation Agreements were renewed for the period of May 1, 2025 through April 30, 2026.
Pursuant to the Expense Limitation Agreement, management fees waived for the period ended June 30, 2025 amounted to $50,590 for Short-Term Government Securities Fund and $55,977 for Intermediate Bond Fund.
Under a Deferred Compensation Plan (the “Plan”), Independent Directors or Trustees of the Funds may elect to defer receipt of all or a specified portion of their compensation. Deferred amounts are credited with the earnings and losses equal to those made as if the deferred amounts were invested in one or more of the Funds, as designated by each participating Independent
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
Director / Trustee. Deferred amounts remain in the Funds until distributed in accordance with the Plan. The liability is reflected as Independent Director / Trustee's deferred compensation on the Statement of Assets and Liabilities and the expense is included in Director, Trustee and Board meeting expenses on the Statement of Operations.
As of June 30, 2025, one shareholder of record, an omnibus account, held approximately 12% of the net assets of the Small-Company Stock Fund. No other shareholders, including omnibus accounts, held more than 10% of the outstanding shares of any of the Funds.
6.    Segment Reporting
The Chief Executive Officer acts as each Fund's Chief Operating Decision Maker (CODM) and is responsible for assessing performance and allocating resources with respect to each Fund.  The CODM assesses the operating results of each Fund as a whole and each Fund has a single investment strategy as disclosed in its prospectus, therefore, each Fund represents a single operating segment.  Each Fund generates revenue from investments in portfolio securities.  The CODM uses the Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights, which is consistent with that presented in the Funds’ financial statements, along with each Fund's benchmark index, to assesses performance and reallocate resources.  The net income and significant segment expenses for each Fund are reflected in the Statement of Operations.  Segment assets are total assets of each Fund, which is disclosed in the Statement of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
7.    Capital Share Transactions
As of June 30, 2025, unlimited shares of $.01 par value capital shares are authorized for Intermediate Bond Fund; 500 million shares are authorized for Daily Income Fund, 200 million shares for Short-Term Bond Fund, and 100 million shares for Short-Term Government Securities Fund, Stock Index  Fund, Value Fund, Growth Fund, International Equity Fund, and Small-Company Stock Fund. Transactions in capital shares were as follows:
	Shares Sold	Shares Issued In Reinvestment of Dividends	Total Shares Issued	Total Shares Redeemed	Net Increase (Decrease)
Period Ended June 30, 2025
In Dollars
Daily Income Fund	$44,900,636	$4,184,715	$49,085,351	$(47,678,891)	$1,406,460
Short-Term Government Securities Fund	$5,588,271	$913,026	$6,501,297	$(6,293,465)	$207,832
Short-Term Bond Fund	$13,564,294	$8,262,065	$21,826,359	$(38,382,500)	$(16,556,141)
Intermediate Bond Fund	$8,535,821	$2,582,308	$11,118,129	$(20,130,010)	$(9,011,881)
Stock Index Fund	$17,047,714	$634,708	$17,682,422	$(17,929,075)	$(246,653)
Value Fund	$30,278,085	$27,857,267	$58,135,352	$(72,871,501)	$(14,736,149)
Growth Fund	$21,362,551	$8,583,602	$29,946,153	$(30,615,691)	$(669,538)
International Equity Fund	$4,551,829	$341,117	$4,892,946	$(6,432,773)	$(1,539,827)
Small-Company Stock Fund	$6,726,807	$3,681,305	$10,408,112	$(20,100,376)	$(9,692,264)

In Shares
Daily Income Fund	44,900,636	4,184,715	49,085,351	(47,678,891)	1,406,460
Short-Term Government Securities Fund	1,118,680	181,923	1,300,603	(1,260,985)	39,618
Short-Term Bond Fund	2,744,666	1,665,287	4,409,953	(7,766,875)	(3,356,922)
Intermediate Bond Fund	1,877,056	564,718	2,441,774	(4,426,834)	(1,985,060)
Stock Index Fund	407,596	14,130	421,726	(428,091)	(6,365)
Value Fund	590,333	526,909	1,117,242	(1,411,385)	(294,143)
Growth Fund	1,170,728	439,096	1,609,824	(1,667,504)	(57,680)
International Equity Fund	440,540	31,382	471,922	(626,119)	(154,197)
Small-Company Stock Fund	278,164	151,744	429,908	(819,232)	(389,324)
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
	Shares Sold	Shares Issued In Reinvestment of Dividends	Total Shares Issued	Total Shares Redeemed	Net Increase (Decrease)
Year Ended December 31, 2024
In Dollars
Daily Income Fund	$71,456,053	$10,001,239	$81,457,292	$(75,623,161)	$5,834,131
Short-Term Government Securities Fund	$8,481,965	$1,822,069	$10,304,034	$(10,485,130)	$(181,096)
Short-Term Bond Fund	$35,049,539	$16,201,844	$51,251,383	$(64,418,572)	$(13,167,189)
Intermediate Bond Fund	$25,010,542	$4,905,576	$29,916,118	$(15,687,497)	$14,228,621
Stock Index Fund	$28,047,569	$2,716,347	$30,763,916	$(43,890,763)	$(13,126,847)
Value Fund	$51,387,298	$90,018,814	$141,406,112	$(122,023,885)	$19,382,227
Growth Fund	$29,660,949	$23,215,845	$52,876,794	$(53,717,735)	$(840,941)
International Equity Fund	$7,884,447	$2,201,759	$10,086,206	$(9,248,480)	$837,726
Small-Company Stock Fund	$12,376,099	$12,003,645	$24,379,744	$(40,293,980)	$(15,914,236)

In Shares
Daily Income Fund	71,456,053	10,001,239	81,457,292	(75,623,161)	5,834,131
Short-Term Government Securities Fund	1,708,419	367,037	2,075,456	(2,113,817)	(38,361)
Short-Term Bond Fund	7,124,497	3,297,407	10,421,904	(13,122,123)	(2,700,219)
Intermediate Bond Fund	5,490,613	1,075,143	6,565,756	(3,443,421)	3,122,335
Stock Index Fund	713,509	62,918	776,427	(1,115,124)	(338,697)
Value Fund	960,236	1,719,943	2,680,179	(2,285,414)	394,765
Growth Fund	1,676,319	1,222,651	2,898,970	(3,090,688)	(191,718)
International Equity Fund	807,165	225,873	1,033,038	(944,511)	88,527
Small-Company Stock Fund	462,519	437,300	899,819	(1,524,592)	(624,773)
8.    Principal Risks
Investing in the Funds involves risks which include, but are not limited to, those listed below.  The below risks, and other risks applicable to the Funds are further described in the Funds' Prospectus and Statement of Additional Information.
Asset-Backed and Mortgage-Backed Securities Risk The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and collateralized mortgage obligations (“CMOs”), significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Debt Securities Risk--Credit Risk The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.
Debt Securities Risk--Interest Rate Risk The risk that debt instruments will change in value because of actual or expected changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration, which means the value of the debt instrument will generally decline if interest rates increase. The value of debt instruments will also generally decline if inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Inflation rates may change frequently and significantly as a result of changes in the domestic or global economy or changes in fiscal or monetary policies.
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
Currency Risk Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar or other currencies, adversely affecting the value of the Fund’s investments. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Because the Fund’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Fund’s holdings rise.
Equity Securities Risk Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself.
Foreign Risk A fixed-income Fund may invest in U.S. dollar-denominated debt securities of foreign issuers. These securities (also known as Yankee Bonds) may respond negatively to adverse foreign political or economic developments. Certain countries have recently experienced (or currently are expected to experience) negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund’s susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity. An equity Fund may invest in foreign equity securities. Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. In the case of foreign companies not registered in the U.S., there is generally less publicly available information regarding the issuer. These conditions may have an impact on rating organizations’ and a Fund manager’s ability to accurately assess and monitor an issuer’s financial condition.
In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect the Fund’s investment. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.
Because non-U.S. securities are typically denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets, to the extent they are non-U.S. dollar denominated, may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies.
Growth Style Risk The risk that returns on stocks within the growth style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Growth stocks can be volatile, as these companies usually invest a high portion of earnings in their business and therefore may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
Index Fund Risk An index fund has operating and other expenses while an index does not. As a result, while a fund will attempt to track its underlying index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the Fund will perform poorly when the index performs poorly.
Investments in Small- and Mid-Sized Companies Risk Investment in smaller and medium-sized companies may involve greater risk than investment in larger, more established companies. Their common stock and other securities may trade less frequently and in limited volume. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Accordingly, the prices of such securities are generally more sensitive to purchase and sale transactions and tend to be more volatile than the prices of securities of companies with larger market capitalizations. Because of this, if a Fund wishes to sell a large quantity of a small or medium-sized company’s shares, it may have to sell at a lower price than it believes is reflective of the value of the shares, or it may have to sell in smaller quantities than desired and over a period of time. These companies may face greater business risks because they lack the management depth or experience, financial resources, product diversification or
Notes to Financial Statements

Notes to Financial Statements | (Unaudited)  |   (Continued)
competitive strengths of larger companies, and they may be more adversely affected by poor economic conditions. There may be less publicly available information about smaller companies than larger companies. In addition, these companies may have been recently organized and may have little or no track record of success. Small company stocks, as a group, tend to go in and out of favor based on economic conditions and market sentiment, and during certain periods will perform poorly relative to other types of investments, including larger company stocks. Generally, the smaller the company size, the greater these risks become.
Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental policies, actions or intervention, political, economic or market developments such as tariffs, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.
Money Market Fund Risk Although the Daily Income Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of Money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Directors may implement procedures to impose a fee upon the sale of your shares if the Board determines it is in the best interest of the Fund, the Board has not elected to do so at this time.
Value Style Risk The risk that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Investments in value securities may be subject to risks that (1) the issuer's potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in these financial statements.
Notes to Financial Statements

Changes In and Disagreements With Accountants (Unaudited)

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures (Unaudited)

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others (Unaudited)

See Directors, Officers, and Board meeting expenses in the statement of operations in the financial statements.

Basis for the Board's Approval of Investment Advisory Contracts (Unaudited)

Not applicable for this period.

Appendix
S&P 500 Index Master Portfolio

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of the filing date of this Form N-CSR and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOMESTEAD FUNDS TRUST

By:/s/ Mark D. Santero

Mark D. Santero

President, Chief Executive Officer and Director (Principal Executive Officer)

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ Mark D. Santero

Mark D. Santero

President, Chief Executive Officer and Director (Principal Executive Officer)

Date: September 5, 2025

By:/s/ Amy M. DiMauro

Amy M. DiMauro

Treasurer (Principal Financial and Accounting Officer)

Date: September 5, 2025